UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23566

Bow River Capital Evergreen Fund

(Exact name of registrant as specified in charter)

205 Detroit Street, Suite 800

Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Jeremy Held

Bow River Advisers, LLC

205 Detroit Street, Suite 800

Denver, Colorado 80206

(Name and address of agent for service)

COPIES TO:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Registrant's telephone number, including area code: (303) 861-8466

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Bow River Capital Evergreen Fund

Semi-Annual Report

September 30, 2025

(Unaudited)

bowriverevergreen.com • 1-888-330-3350

• DISTRIBUTED BY FORESIDE FINANCIAL SERVICES, LLC (MEMBER OF FINRA)

Bow River Capital Evergreen Fund
TABLE OF CONTENTS SEPTEMBER 30, 2025

Bow River Capital Evergreen Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2025 (UNAUDITED)
Value
Private Investments — 85.2%
Direct Investments — 43.5%
Credit — 4.0%
Opportunistic — 1.1%
CL-EA Co-Investment Opportunities I, LP, 10.66% (SOFR1M + 6.50%), 12/31/2029, principal $3,000,000(1),(2)	$6,100,854
Digital Alpha Solutions Fund, LP, 13.85% (SOFR3M + 9.50% PIK + 4.35%)(1),(2)	4,344,265
Palmer Square Loan Funding 2021-3, Ltd.(1)	289,271
Sand Trust Series 21-1A – Class SUB, 10/15/2034(1),(2)	570,000
11,304,390

Senior Credit — 1.5%
AP DSB Co-Invest II, LP(1),(2),(4)	513
BSPT Acquisition, Inc. T/L, 9.76% (SOFR + 5.50%), 1/4/2027, principal $3,293,303(1),(3)	3,293,303
ClearScale, LLC T/L A, 12.71% (SOFR1M + 8.25%), 11/19/2025, principal $1,003,116(1),(3)	995,028
Corsair Blade IV (Luxembourg) S.a.r.l., 8.03% (EurlBOR3M + 6.00%, principal EUR 1,558,844) and 9.97% (SONIA + 6.00%, principal GBP 2,171,024), 4/22/2031(1),(3)	4,576,622
Pathstone Family Office, LLC, 9.26% (SOFR1M + 6.75% + CSA), 5/19/2029, principal $2,946,075(1),(3)	2,897,994
VCPF III Co-Invest 1-A, LP(1),(2)	2,842,727
14,606,187

Subordinated Credit — 1.4%
Eagle Point Co-Invest II, LP(1),(3)	375,000
Eagle Point SRT Co-Invest I, LP, 10.02% (EurlBOR3M + 8.00%), 9/26/2031, principal EUR 6,250,000(1),(3),(5)	4,158,736
PARIOU SLP, 8.00% PIK, 10/31/2030, principal EUR 5,208,720(1),(2)	7,651,837
Polaris Newco, 13.45% (SOFR3M + 9.00% + CSA, 1.00% Floor), 6/3/2029, principal $2,150,195(1),(3)	2,093,753
14,279,326
40,189,903
Equity — 39.5%
Buyout — 37.8%
ACP Hyperdrive Co-Invest, LLC(1),(2),(4)	2,501,073
AE Co-Investment Partners Fund III-R, LP(1),(3),(4)	12,031,160
Alpine Investors Iceman CV[-A], LP(1),(2),(4),(6)	11,126,116
AP DSB Co-Invest II, LP(1),(2),(4)	4,125,535
AP Goat Co-Invest, LP(1),(2),(4)	4,946,149
Beekeeper TopCo(1),(3),(4)	5,000,000
Biloxi Co-Investment Partners, LP(1),(2),(4)	2,576,211
Butterfly Nourish Co-Invest, LP(1),(2),(4)	9,796,095
BW Colson Co-Invest Feeder (Cayman), LP(1),(2),(4)	5,438,019
BW Phoenix Co-Invest, LP(1),(2),(4)	8,271,257
Carlyle Riser Co-Investment, LP(1),(2),(4)	2,688,206
CIP IX Co-Investment Vehicle 2, LP(1),(2),(4)	10,628,286
Constellation 2022, LP(1),(2),(4)	3,872,580
Corsair Amore Investors, LP(1),(3),(4),(6)	2,065,968
Corsair Riva Munich Co-Investment, LP(1),(2),(4)	9,628,647
Coyote 2021, LP(1),(2),(4)	8,365,257
DSG Group Holdings, LP(1),(3),(4)	10,634,051

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
Consolidated SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Value
Private Investments — 85.2% (continued)
Direct Investments — 43.5% (continued)
Equity — 39.5% (continued)
Buyout – 37.8% (continued)
Enak Aggregator, LP(1),(2),(4)	$4,216,630
Falcon Co-Investment Partners, LP(1),(2),(4)	3,086,471
First Reserve Ascent Opportunities Feeder Fund, LP(1),(3),(4),(7)	4,054,554
H.I.G. Starlite-B Co-Investment, LP(1),(2),(4)	7,608,754
Hg Vega Co-Invest, LP(1),(2),(4)	9,398,839
ISH Co-Investment Aggregator, LP(1),(2),(4)	2,473,283
IvyRehab Holdings, LLC(1),(3),(4),(6)	10,314,476
KKR Game Changer Co-Invest, LP(1),(3),(4),(6)	8,400,000
LH Equity Investors, LP(1),(3),(4)	14,503,438
NCS Investment, LP(1),(2),(4),(6)	5,058,582
OceanSound Partners Co-Invest II, LP – Series B(1),(2),(4)	12,094,597
OceanSound Partners Co-Invest II, LP – Series E(1),(2),(4),(6)	12,462,076
OceanSound SMX Continuation Fund, LP(1),(2),(4),(6)	9,276,479
Onex OD Co-Invest, LP(1),(2),(4)	7,827,197
OSP Co-Invest II, LP(1),(2),(4),(6)	10,077,660
Palms Co-Investment Partners, LP(1),(2),(4)	4,310,868
Project Stream Co-Invest Fund, LP(1),(2),(4)	2,156,033
PSC Tiger, LP(1),(2),(4)	9,686,466
SANCY SLP(1),(2),(4)	1,665,736
SCPCV-A, LP(1),(2),(4)	6,949,277
SEP Hamilton III Aggregator, LP(1),(2),(4)	4,876,998
SEP Skyhawk Fund III Aggregator II, LP(1),(2),(4)	549,436
SEP Skyhawk Fund III Aggregator, LP(1),(2),(4)	398,444
Silver Lake Strategic Investors VI, LP(1),(2),(4)	7,172,580
Soundcore Fund III RR CI-A, LP(1),(3),(4)	5,000,000
Soundcore Fund III TS CI-A, LP(1),(3),(4)	3,000,000
Sprinkler 2024 Co-Investment I (Feeder) SCSp(1),(2),(4)	12,145,376
T6 Co-Invest B, LP(1),(3),(4)	8,170,177
TCV Beat Co., LP(1),(2),(4)	8,244,568
TPG IX Evergreen Cl 1, LP(1),(2),(4)	11,899,001
Tracer Investors Co-Invest, LP(1),(3),(4)	9,600,000
Truelink Alpine, LP(1),(2),(4)	9,119,009
VCF Compass Co-Investor Holdings II, LP(1),(2),(4)	917,038
VCF Compass Co-Investor Holdings, LP(1),(2),(4)	7,642,368
Veregy Parent, LLC(1),(3),(4)	4,659,986
Vistage Equity Investors, LP(1),(2),(4)	10,726,497
Wildcat 21 Co-Invest Fund, LP(1),(2),(4)	3,639,306
WP Gateway Co-Invest, LP(1),(2),(4)	8,472
Yorkville Partners, LP(1),(2),(4)	9,939,887
377,025,169

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Value
Private Investments — 85.2% (continued)
Direct Investments — 43.5% (continued)
Equity — 39.5% (continued)
Growth Equity — 1.7%
CF24XB SCSp(1),(3),(4)	$4,401,181
Ion Pacific Ostrich Echo, LLC(1),(3),(4)	3,079,063
NVP Mars Co-Invest, LP(1),(3),(4),(7)	5,714,285
NVP Olipop, LLC(1),(3),(4)	1,461,848
WestCap Cerebral Co-Invest 2021, LLC(1),(2),(4),(6)	24,306
WestCap LoanPal Co-Invest 2020, LLC(1),(3),(4),(6)	2,305,074
16,985,757
394,010,926
Total Direct Investments (Cost $315,834,270)	434,200,829

Primary Funds — 14.9%
Credit — 1.6%
Opportunistic — 0.0%
Lynx EBO Fund I (A), LLC(1),(2),(4)	30,127

Senior Credit — 0.8%
Ashgrove Specialty Lending Fund I SCSp RAIF(1),(2),(4)	1,233,167
Ashgrove Specialty Lending Fund II(1),(2),(4)	517,707
Coller Credit Opportunities I – B, LP(1),(2)	3,778,626
Onex Structured Credit Opportunities International Fund I, LLC(1),(2)	376,402
TKO Fund(1),(2),(4)	2,169,308
8,075,210

Subordinated Credit — 0.8%
Eagle Point Enhanced Income Fund US, LP(1),(3),(4)	7,500,000
PBN II-A Equity Holdings, LP(1),(3),(4)	333,932
7,833,932
15,939,269
Equity — 13.3%
Buyout — 10.0%
Avista Capital Partners V, LP(1),(2),(4)	4,355,907
Capital Dynamics Global Secondaries VI, LP(1),(2),(4)	637,895
Dawson Portfolio Finance 4, LP(1),(2),(4),(7)	3,604,690
Dawson Portfolio Finance 5, LP(1),(2),(4),(7)	4,891,945
Ethos Capital Investments, LP(1),(2),(4)	4,416,636
FFL Capital Partners V, LP(1),(2),(4),(7)	9,010,854
Gridiron Capital Fund V, LP(1),(2),(4)	4,072,336
ICG LP Secondaries Fund I, LP(1),(2),(4)	2,716,392
OceanSound Partners Fund II, LP(1),(2),(4),(7)	6,693,472
OceanSound Partners Fund, LP(1),(2),(4),(7)	5,718,837

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
Consolidated SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Value
Private Investments — 85.2% (continued)
Primary Funds — 14.9% (continued)
Equity — 13.3% (continued)
Buyout — 10.0% (continued)
Overbay 2025 Fund (International), LP(1),(3),(4)	$9,030,000
Overbay Fund XIV Offshore, LP(1),(2),(4)	1,391,692
Sheridan Capital Partners Fund III, LP(1),(2),(4),(6)	4,776,520
SK Capital Partners VI-A, LP(1),(2),(4)	7,881,353
Soundcore Capital Partners Fund III-A(1),(3),(4)	2,672,271
Sumeru Equity Partners Fund III, LP(1),(2),(4)	2,616,781
Sumeru Equity Partners Fund IV, LP(1),(2),(4)	2,653,021
Triton Fund 6 SCSp(1),(3),(4)	715,478
Truelink Capital Fund I-A, LP(1),(2),(4)	9,783,639
Valeas Capital Partners Fund I, LP(1),(2),(4),(7)	11,863,174
99,502,893
Growth Equity — 2.8%
Ion Pacific Stonecutter III (Cayman), LP(1),(3),(4)	3,993,263
New Vintage Partners Fund I, LP(1),(2),(4),(6)	5,850,599
Pinegrove Opportunity Partners I, LP(1),(3),(4)	5,340,420
WestCap Strategic Operator Fund II, LP(1),(2),(4)	6,047,487
WestCap Strategic Operator U.S. Feeder Fund, LP(1),(3),(4)	6,640,213
27,871,982

Opportunistic — 0.4%
Grain Spectrum Holdings III (Cayman), LP(1),(2),(4)	3,865,351

Real Assets — 0.1%
EnCap Energy Transition Fund 1-A, LP(1),(2),(4)	1,008,528
132,248,754
Total Primary Funds (Cost $102,411,721)	148,188,023

Private Investment Funds — 4.8%
Liquid — 4.2%
Bright Meadow Agency MBS Onshore Fund, LP(1),(2),(4)	8,274,530
Ruffer Absolute Institutional, Ltd.(1),(2),(4)	7,323,359
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.(1),(2),(4)	9,439,419
Voleon Composition International Fund(1),(2),(4)	12,294,964
Voloridge Fund, LP(1),(2),(4)	4,914,881
42,247,153

Senior Credit — 0.6%
PIMCO DSCO Fund II Offshore Feeder, LP(1),(2),(4)	5,995,316
Total Private Investment Funds (Cost $43,877,127)	48,242,469

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Value
Private Investments — 85.2% (continued)
Secondary Funds — 22.0%
Credit — 3.8%
Senior Credit — 1.5%
AG DLI IV (Unlevered), LP(1),(2),(4)	$10,589,623
BRCE SPV I, LLC(1),(3),(4)	158,102
Brightwood U.S. Credit Fund, LP(1),(2)	2,267,583
Coller Credit Opportunities I – Annex I, SLP(1),(2)	2,169,297
15,184,605
Subordinated Credit — 2.3%
CCS Co-Investment Vehicle I, LP(1),(2),(4)	4,644,062
CCS Co-Investment Vehicle 2 (Feeder), LP(1),(2),(4)	13,031,977
Coller Capital CBL Fund II(1),(2),(4)	2,702,702
CRG Partners III – Parallel Fund (A), LP(1),(2),(4)	2,132,627
22,511,368
37,695,973

Equity — 18.2%
Buyout — 16.4%
Adams Street 2009 Direct Fund, LP(1),(2),(4)	17,165
Adams Street 2010 Direct Fund, LP(1),(2),(4)	26,970
Adams Street 2011 Direct Fund, LP(1),(2),(4)	35,683
Adams Street 2011 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	121,514
Adams Street 2011 U.S. Fund, LP(1),(2),(4)	222,691
Adams Street 2013 Global Fund, LP(1),(2),(4)	1,434,071
Adams Street 2014 Global Fund, LP(1),(2),(4)	817,518
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	60,140
Adams Street Partnership Fund 2009 U.S. Fund, LP(1),(2),(4)	144,737
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	84,770
Adams Street Partnership Fund 2010 U.S. Fund, LP(1),(2),(4)	196,858
Alchemy Special Opportunities Fund II, LP(1),(2),(4)	1,018,089
Altor Fund IV (No. 1) AB(1),(2),(4)	5,453,584
ASP (Feeder) 2017 Global Fund, LP(1),(2),(4)	1,041,239
Blue Wolf Capital Fund IV, LP(1),(2),(4)	4,317,800
Brentwood Associates Private Equity VI, LP(1),(2),(4)	3,069,272
Coller International Partners VI Feeder Fund, LP – Class A(1),(2),(4)	120,635
Coller International Partners VII Feeder Fund, LP – Series B(1),(2),(4)	1,359,575
Crown Secondaries Special Opportunities II B, S.C.S.(1),(2),(4)	3,716,174
Crown Secondaries Special Opportunities II, S.C.S.(1),(2),(4)	9,036,663
Gasherbrum Fund II, LP(1),(2),(4)	6,213,825
Global Infrastructure Partners III-A/B, LP(1),(3),(4),(7)	2,673,626
Graphite Capital Partners VIII D, LP(1),(3),(4)	2,782,931
ICG Europe Fund V Investor Feeder Limited Partnership(1),(2),(4)	762,548

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
Consolidated SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Value
Private Investments — 85.2% (continued)
Secondary Funds — 22.0% (continued)
Equity — 18.2% (continued)
Buyout — 16.4% (continued)
ICG Europe Fund VII Feeder SCSp(1),(2),(4)	$4,516,633
ICG Ludgate Hill IV-A Leopard, LP(1),(2),(4)	5,130,129
KH Aggregator, LP(1),(2),(4)	3,587,192
Leeds Equity Partners VI, LP(1),(2),(4)	3,515,321
Leeds Equity Partners VII-A, LP(1),(2),(4)	4,935,679
Onex Fund V, LP(1),(2),(4)	8,473,868
Overbay Capital Partners 2023 Fund Aggregator, LP(1),(2),(4)	11,744,331
Overbay Capital Partners 2024 Fund Aggregator (AIV VII), LP(1),(2),(4)	22,371,623
Overbay Capital Partners 2024 Fund Aggregator (AIV VI) II, LP(1),(2),(4)	13,137,918
Overbay Fund XIV (AIV III), LP(1),(2),(4)	898,543
Overbay Fund XIV Offshore (AIV), LP(1),(2),(4)	2,134,039
Porcupine Holdings, LP – Class A(1),(2),(4)	2,593,444
Porcupine Holdings, LP – Class B(1),(2),(4)	1,539,938
Resolute Fund IV, LP(1),(2),(4)	3,896,073
Resolute III Continuation Fund, LP(1),(2),(4)	8,898,957
SEP Hamilton, LP(1),(3),(4),(6)	1,044,471
Vistria Agua CV, LP(1),(3),(4),(7)	20,544,538
163,690,775

Growth Equity — 1.8%
Ion Pacific Succession SCSp(1),(3),(4)	4,804,040
NVP Monogram Co-Invest, LP(1),(3),(4),(7)	12,684,977
17,489,017

Real Assets — 0.0%
Global Infrastructure Partners II-C, LP(1),(2),(4)	242,987
181,422,779
Total Secondary Funds (Cost $158,702,137)	219,118,752

Total Private Investments (Cost $620,825,255)	849,750,073

U.S. Treasury Bills — 7.4%
United States Treasury Bill, 4.19% OID, 11/28/2025, principal $75,000,000(8)	74,220,767
Total U.S. Treasury Bills (Cost $74,220,767)	74,220,767

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
Consolidated SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Value
Short-Term Investments — 9.3%
UMB Money Market Fiduciary, 0.01%, shares 29,414,000(9),(10)	$29,414,000
UMB Money Market Special, 3.94%, shares 63,742,840(9),(10)	63,742,840
Total Short-Term Investments (Cost $93,156,840)	93,156,840

Total Investments (Cost $788,202,862) — 101.9%	$1,017,127,680
Other liabilities in excess of assets — (1.9)%	(18,791,193)
Net Assets — 100.0%	$998,336,487

CSA — Credit Spread Adjustment

EUR — European Union Currency (Euro)

EurlBOR3M — Three Month Euribor Rate

GBP — Great Britain Pound

LLC — Limited Liability Company

LP — Limited Partnership

PIK — Payment In Kind

RAIF — Reserved Alternative Investment Fund

SCSp — Special Limited Partnership

SLP — Special Limited Partnership

SOFR1M — One Month Average Secured Overnight Financing Rate

SOFR3M — Three Month Average Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

1       Restricted security. The total value of these securities is $849,750,073, which represents 85.2% of total net assets of the Fund. Please refer to Note 7 in the Notes to Consolidated Financial Statements.

2       Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient. Please refer to Note 3 in the Notes to Consolidated Financial Statements for respective investment strategies, unfunded commitments, and redemptive restrictions.

3       Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $201,018,982, which represents 20.1% of total net assets of the Fund.

4       Non-income producing.

5       All or a portion of this security is held through a wholly-owned consolidated Subsidiary, Reverb, Ltd.

6       All or a portion of this security is held through a wholly-owned consolidated Subsidiary, Spartan I, LLC.

7       All or a portion of this security is held through a wholly-owned consolidated Subsidiary, BRCE Splitter, LLC.

8       All or a portion of this security is held through a wholly-owned consolidated Subsidiary, BRC UMB, LLC.

9       Rate disclosed represents the seven day yield as of the Fund’s period end.

10     The account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
Consolidated SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

On September 30, 2025, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount		Value	Unrealized Depreciation
				Buy	Sell
December 31, 2025	Bannockburn Global Forex, LLC	USD	EUR	$46,976,000	EUR 40,000,000	$47,177,596	$(201,596)
							$(201,596)

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED Summary OF INVESTMENTS SEPTEMBER 30, 2025 (UNAUDITED)
Security Type/Geographic Region	Percent of Total Net Assets
Private Investments
North America	58.5%
Global	16.3%
Europe	10.4%
Total Private Investments	85.2%
U.S. Treasury Bills	7.4%
Short-Term Investments	9.3%
Total Investments	101.9%
Liabilities in excess of other assets	(1.9)%
Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2025 (UNAUDITED)
Assets:
Unaffiliated investments, at fair value (cost $620,825,255)	$849,750,073
Short-term investments, at fair value (cost $167,377,607)	167,377,607
Cash	20,878,971
Interest receivable	345,771
Prepaid expenses	582,665
Cash denominated in foreign currencies (cost $11,268)	11,281
Due from Adviser	1,876,619
Total Assets	1,040,822,987

Liabilities:
Unrealized depreciation on forward foreign currency contracts	201,596
Payables
Shareholder subscriptions received in advance	29,414,000
Income tax payable	1,876,619
Investment management fee	1,429,785
Deferred tax liability	9,253,277
Professional fees	282,479
Other accrued liabilities	8,487
Accounting and administration fees	11,078
Distribution and service fees	9,179
Total Liabilities	42,486,500
Commitments and contingencies (Note 9)

Net Assets	$998,336,487

Composition of Net Assets:
Paid-in capital	$803,844,517
Total distributable earnings	194,491,970
Net Assets	$998,336,487

Net Assets Attributable to:
Class I Shares	$953,509,266
Class II Shares	44,827,221
$998,336,487

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, 100,000 shares registered; par value of $0.001):
Class I Shares	18,405,421
Class II Shares	873,695
19,279,116

Net Asset Value per Share[1]:
Class I Shares	$51.81
Class II Shares	51.31

1        Each share class is subject to an early repurchase fee of 2.00% on any shares sold within 365 days of purchase.

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED STATEMENT OF OPERATIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2025 (UNAUDITED)
Investment Income:
Interest income from unaffiliated investments	$3,369,693 [1]
Dividend income from unaffiliated investments	1,400,650
Total Investment Income	4,770,343

Expenses:
Investment management fee (Note 5)	7,752,827
Legal fees	137,210
Audit and tax fees	296,591
Accounting and administration fees	277,491
Other fees	118,436
Transfer agent fees	90,246
Trustee fees (Note 5)	85,000
Chief Compliance Officer and Chief Financial Officer fees (Note 5)	75,035
Interest expense	71,798
Distribution and Service fees (Class II)	53,508
Custody fees	36,644
Pricing fees	33,587
Total Expenses Before Income Tax	9,028,373
Income taxes reimbursed by the Adviser (Note 2)	(5,572,547)
Income Tax Benefit (Note 2)	(3,815,086)
Total Expenses After Income Tax	(359,260)
Net Investment Income	5,129,603

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Unaffiliated investments	2,283,597
Foreign currency transactions	58,362
Forward foreign currency contracts	(2,586,500)
Total net realized loss	(244,541)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	43,774,547
Deferred tax liability	(8,838,131)
Foreign currency translations	13
Forward foreign currency contracts	(61,526)
Total net change in unrealized appreciation	34,874,903

Net Realized and Unrealized Gain	34,630,362

Net Increase in Net Assets from Operations	$39,759,965

1        Includes paid-in kind interest of $1,540,469.

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended September 30, 2025 (Unaudited)	For the year ended March 31, 2025
Net Increase in Net Assets from:
Operations:
Net investment gain (loss)	$5,129,603	$(14,313,972)
Net realized gain (loss)	(244,541)	15,045,533
Net change in unrealized appreciation, net of deferred tax	34,874,903	78,314,647
Net Increase in Net Assets Resulting from Operations	39,759,965	79,046,208

Distributions to Shareholders:
Distributions:
Class I	—	(14,914,526)
Class II	—	(865,073)
Net Decrease in Net Assets from Distributions to Shareholders	—	(15,779,599)

Capital Transactions:
Proceeds from shares sold:
Class I	208,920,022	212,164,676
Class II	5,670,165	13,294,108
Reinvestment of distributions:
Class I	—	9,519,417
Class II	—	459,014
Cost of shares repurchased:
Class I1	(13,609,652)	(23,858,409)
Class II2	(2,533,280)	(6,959,756)
Net Increase in Net Assets from Capital Transactions	198,447,255	204,619,050

Total Net Increase in Net Assets	238,207,220	267,885,659

Net Assets
Beginning of period	760,129,267	492,243,608
End of period	$998,336,487	$760,129,267

Capital Share Transactions:
Shares sold:
Class I	4,120,772	4,518,977
Class II	112,582	283,378
Shares issued in reinvestment of distributions:
Class I	—	201,399
Class II	—	9,787
Shares redeemed:
Class I	(265,645)	(497,405)
Class II	(54,552)	(145,250)
Net Increase in Capital Shares Outstanding	3,913,158	4,370,886

1        Net of allocated repurchase fees of $6,609 and $33,296, respectively.

2        Net of allocated repurchase fees of $335 and $1,987, respectively.

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED STATEMENT OF CASH FLOWS FOR THE PERIOD ENDED SEPTEMBER 30, 2025 (UNAUDITED)
Cash Flows from Operating Activities
Net increase in net assets from operations	39,759,965
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net realized gain from investments	(2,283,597)
Net realized gain from foreign currency transactions	(58,362)
Net realized loss from foreign currency contracts	2,586,500
Net change in unrealized appreciation from investments	(43,774,547)
Net change in unrealized depreciation from deferred tax liability	8,838,131
Net change in unrealized appreciation from foreign currency translations	(13)
Net change in unrealized depreciation from foreign currency contracts	61,526
Purchases of investments	(190,419,864)
PIK interest income added to principal amount of investment	(435,008)
Sales of investments	37,843,614
Purchases of short term investments, net	(37,967,027)
(Increase)/Decrease in Assets:
Due from Adviser	(1,876,619)
Interest receivable	133,471
Prepaid expenses	(387,388)
Investment proceeds receivable	6,854,396
Investments paid in advance, at cost	9,819,847
Increase/(Decrease) in Liabilities:
Unrealized depreciation on forward foreign currency contracts	61,526
Investment management fee	295,331
Distribution and service fees	340
Professional fees	(77,521)
Accounting and administration fees	1,820
Other accrued liabilities	(67,360)
Income tax payable	(7,511,014)
Net Cash Used in Operating Activities	(178,601,853)

Cash Flows from Financing Activities
Proceeds from shares sold and payable for shareholder subscriptions received in advance	208,906,701
Payments for shares repurchased, net of repurchase fees	(27,181,556)
Net Cash Provided by Financing Activities	181,725,145

Effects of foreign currency exchange rate changes in cash	(2,589,651)

Net increase in cash	533,641

Cash at beginning of period	20,356,611
Cash denominated in foreign currencies at beginning of period	0
Total cash and cash equivalents at beginning of period	20,356,611

Cash at end of period	20,878,971
Cash denominated in foreign currencies at end of period	11,281
Total cash at end of period	20,890,252

Supplemental disclosure of non-cash activity
Reinvestment of distributions from underlying investments	$114,346

Supplemental disclosure of cash activity
Income tax paid	$3,695,928
See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
Consolidated Financial Highlights* CLASS I SHARES

Per share operating performance.
For a capital share outstanding throughout each period.

	For the six months ended September 30, 2025 (Unaudited)[1]	For the year ended March 31, 2025[1]	For the year ended March 31, 2024[1]	For the year ended March 31, 2023[1]	For the year ended March 31, 2022[1]	For the period ended March 31, 2021[1,2]
Net Asset Value, beginning of period	$49.49	$44.78	$40.34	$40.23	$33.42	$30.86
Income from Investment Operations:
Net investment gain (loss)[3]	0.30	(1.07)	(0.17)	(0.52)	(0.63)	(0.13)
Net realized and unrealized gain on investments	2.02	6.92	5.31	1.76	7.71	2.69
Total from investment operations	2.32	5.85	5.14	1.24	7.08	2.56

Distributions to investors:
From net realized gain	—	(1.14)	(0.70)	(1.14)	(0.27)	—
Total distributions to investors	—	(1.14)	(0.70)	(1.14)	(0.27)	—
Redemption Fees[3]:	0.00 [4]	0.00 [4]	0.00 [4]	0.01	—	—
Net Asset Value, end of period	$51.81	$49.49	$44.78	$40.34	$40.23	$33.42

Total Return[5]	4.69%[6]	13.11%	12.77%	3.17%	21.23%	8.30%[6]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$953,509	$720,099	$462,506	$315,333	$214,878	$95,904

Net investment gain (loss)[7]	0.11%[8,13]	(2.28)%	(0.40)%	(1.31)%	(1.73)%	(1.71)%[14]

Gross expenses inclusive of interest expense and taxes[7,9]	1.59%[8]	3.60%	2.13%	2.20%	2.42%	3.06%[10]
Net expenses inclusive of interest expense and taxes[7,11]	0.96%[8,13]	3.60%	2.22%	2.27%	2.26%	2.25%[14]

Income Tax Expense	—	1.50%	—	—	—	—
Income Tax Benefit	(0.43)%[6]	—	—	—	—	—

Gross expenses exclusive of interest expense and taxes[7,9]	2.00%[8]	2.08%	2.11%	2.18%	2.41%	3.06%[10]
Net expenses exclusive of interest expense and taxes[7,11]	1.37%[8,13]	2.08%	2.20%	2.25%	2.25%	2.25%[14]

Portfolio Turnover Rate	5%[6]	14%	15%	13%	19%	21%[6]

Borrowings – Revolving Credit Facility	$—	$—	$—	$—	$—	$—
Assets Coverage per $1,000 of Borrowings[12]	—	—	—	—	—	—
Revolving Credit Facility	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
*	Consolidated started for the year ended March 31, 2025.
[1]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

[2]

Reflects operations for the period January 1, 2021 (commencement of operations) through March 31, 2021. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

[3]	Per share data is computed using the average shares method.
[4]	Redemption fees consisted of per share amounts of less than $0.01.
[5]

Total returns are a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. Returns shown do not include payment of a 2.00% early repurchase fee for shares redeemed within 365 days of purchase. If the early repurchase fee was included, total returns would have been lower. Returns would have been lower if certain expenses had not been waived or reimbursed by the Bow River Advisers, LLC (the “Adviser”).

[6]	Not annualized for periods less than one year.
[7]

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2025, the Fund’s underlying investment companies included a range of management fees from 0% to 2.25% (unaudited) and performance fees from 0% to 20% (unaudited).

[8]	Annualized, with the exception of a voluntary reimbursement of income taxes and an income tax benefit.
[9]	Represents the ratio of expenses to average net assets absent of fee waivers, expense reimbursements, and/or expense recoupments.
[10]	Annualized, with the exception of non-recurring organizational costs.
[11]	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursements, and/or expense recoupments by the Adviser (Note 5).
[12]	Calculated by subtracting the Fund’s total liabilities (excluding the debt balance) from the Fund’s total assets and dividing by the outstanding debt balance.
[13]	Includes a non-annualized 0.63% voluntary reimbursement of income taxes.
[14]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
Consolidated Financial Highlights* CLASS II SHARES

Per share operating performance.
For a capital share outstanding throughout each period.

	For the six months ended September 30, 2025 (Unaudited)[1]	For the year ended March 31, 2025[1]	For the year ended March 31, 2024[1]	For the year ended March 31, 2023[1]	For the period ended March 31, 2022[1,2]
Net Asset Value, beginning of period	$49.08	$44.53	$40.21	$40.20	$38.33
Income from Investment Operations:
Net investment gain (loss)[3]	0.23	(1.18)	(0.27)	(0.62)	(0.14)
Net realized and unrealized gain on investments	2.00	6.87	5.29	1.76	2.01
Total from investment operations	2.23	5.69	5.02	1.14	1.87

Distributions to investors:
From net realized gain	—	(1.14)	(0.70)	(1.14)	—
Total distributions to investors	—	(1.14)	(0.70)	(1.14)	—
Redemption Fees[3]:	0.00 [4]	0.00 [4]	0.00 [4]	0.01	—
Net Asset Value, end of period	$51.31	$49.08	$44.53	$40.21	$40.20

Total Return[5]	4.54%[6]	12.83%	12.51%	2.92%	4.88%[6]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$44,827	$40,030	$29,737	$24,287	$6,409

Net investment gain (loss)[7]	(0.14)%[8,13]	(2.53)%	(0.65)%	(1.56)%	(1.71)%

Gross expenses inclusive of interest expense and taxes[7,9]	1.84%[8]	3.85%	2.38%	2.45%	2.67%[14]
Net expenses inclusive of interest expense and taxes[7,10]	1.21%[8,13]	3.85%	2.47%	2.52%	2.51%[14]

Income Tax Expense	—	1.50%	—	—	—
Income Tax Benefit	(0.43)%[6]	—	—	—	—

Gross expenses exclusive of interest expense and taxes[7,9]	2.25%[8]	2.33%	2.36%	2.43%	2.66%[14]
Net expenses exclusive of interest expense[7,10]	1.62%[8,13]	2.33%	2.45%	2.50%	2.50%[14]

Portfolio Turnover Rate	5%[6]	14%	15%	13%	19%[11]

Borrowings – Revolving Credit Facility	$—	$—	$—	$—	$—
Assets Coverage per $1,000 of Borrowings[12]	—	—	—	—	—
Revolving Credit Facility	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
*	Consolidated started for the year ended March 31, 2025.
[1]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

[2]	Reflects operations for the period January 3, 2022 (commencement of operations) through March 31, 2022.
[3]	Per share data is computed using the average shares method.
[4]	Redemption fees consisted of per share amounts of less than $0.01.
[5]

Total returns are a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. Returns shown do not include payment of a 2.00% early repurchase fee for shares redeemed within 365 days of purchase. If the early repurchase fee was included, total returns would have been lower. Returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

[6]	Not annualized for periods less than one year.
[7]

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2025, the Fund’s underlying investment companies included a range of management fees from 0.50% to 2.25% (unaudited) and performance fees from 10% to 20% (unaudited).

[8]	Annualized, with the exception of a voluntary reimbursement of income taxes and an income tax benefit.
[9]	Represents the ratio of expenses to average net assets absent of fee waivers, expense reimbursements, and/or expense recoupments.
[10]	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursements, and/or expense recoupments by the Adviser (Note 5).
[11]	The portfolio turnover rate is calculated at the Fund level. The percentage listed was calculated for the year ended March 31, 2022.
[12]	Calculated by subtracting the Fund’s total liabilities (excluding the debt balance) from the Fund’s total assets and dividing by the outstanding debt balance.
[13]	Includes a non-annualized 0.63% voluntary reimbursement of income taxes.
[14]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS SEPTEMBER 30, 2025 (UNAUDITED)

1. Organization

Bow River Capital Evergreen Fund (the “Fund”) was organized as a Delaware statutory trust on April 21, 2020 and commenced operations on January 1, 2021 following the reorganization of the Bow River Capital Evergreen Private Equity Fund, LP (the “Predecessor Fund”) with and into Class I Shares of the Fund, which was effective as of the close of business on December 31, 2020. The Fund currently offers two classes of shares: Class I Shares and Class II Shares (“Shares”). Class II Shares commenced operations on January 3, 2022. The Fund is a diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is available to prospective investors who meet the requirements as described in the Fund’s current prospectus.

The Fund’s investment objective is to generate long-term capital appreciation. The Fund invests in a broad portfolio of private equity investments that provide attractive risk-adjusted return potential. The Fund will seek to achieve its investment objective through broad exposure to private equity, private credit, and semi-liquid or listed investments, that may include: (i) direct investments; (ii) secondary investments; (iii) primary fund commitments; (iv) direct or secondary purchases of liquid credit instruments; (v) other liquid investments; and (vi) short-term investments.

Bow River Advisers, LLC, an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser (the “Adviser”). Bow River Asset Management, LLC owns a majority, controlling interest in the Adviser, and New York Life Investment Management Holdings, LLC owns a minority but controlling (as defined by the 1940 Act) stake in the Adviser. Aksia CA, LLC, and Apogem Capital, LLC, each an investment adviser registered under the Advisers Act, each serves as a non-discretionary investment consultant to the Adviser with respect to the Fund. The Fund’s Board of Trustees (the “Board” and the members thereof, the “Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund. The Board may delegate any of its rights, powers, and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

Consolidation of Subsidiaries — The Fund may make investments through wholly-owned subsidiaries. Subsidiaries will not be registered under the 1940 Act; however, the Fund will wholly own and control any Subsidiaries. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole direct or indirect shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. Furthermore, the Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiaries. The Subsidiaries also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.

Each investment adviser to any such Subsidiary will comply with Section 15 of the 1940 Act with respect to advisory contract approval, including that (i) material amendments to any such Subsidiary’s advisory contract must be approved by the Fund’s shareholders or the Board in the manner and to the extent that the Fund’s advisory agreement must be approved by the Fund’s shareholders or the Board; and (ii) the Fund’s shareholders will have the ability to vote to terminate the Subsidiary’s advisory agreements to the extent that they can vote to terminate the Fund’s advisory agreement.

As of September 30, 2025, there were five wholly-owned subsidiaries: Spartan I, LLC, Thunder I, LLC, BRC UMB, LLC, and BRCE Splitter, LLC, each formed as a Delaware limited liability company, on June 12, 2024, June 26, 2024, June 26, 2024, and June 17, 2025, respectively. Reverb, Ltd. was formed under the laws of the Cayman Islands on September 18, 2024. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and Consolidated Financial Highlights of the Fund include the accounts of the subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation for the Fund, and as of September 30, 2025, Spartan I, LLC, Thunder I, LLC, BRC UMB, LLC, Reverb, Ltd., and BRCE Splitter, LLC had net assets of $113,407,382, $20,641,357, $74,199,311, $4,207,869, and $46,990,973, respectively, which equals 11.4%, 2.1%, 7.4%, 0.4%, and 4.7%, respectively, of the Fund’s net assets.

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

2. Significant Accounting Policies

Basis of Presentation and Use of Estimates — The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). The presentation of the financial statements are in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Recognition and Expenses — Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 5).

Investment Transactions — Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the identified cost basis for publicly traded investments and average cost for the Fund’s private investments for both financial statement and federal income tax purposes.

Distributions to Shareholders — Distributions to shareholders arising from net investment income and net realized capital gains, if any, are declared and paid annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Segment Reporting — An operating segment is defined, in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280 — Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations. The Fund’s class level total returns and expense ratios are disclosed in the Consolidated Financial Highlights.

Valuation — The Fund will calculate its net asset value (“NAV”) as of the close of regular trading on the New York Stock Exchange on the last business day of each calendar week, each business day for the five business days preceding a repurchase request deadline (at such specific time set by the Board), each date that a Share is offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its NAV, the Fund will value its investments as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

The Board has approved valuation procedures (“Valuation Procedures”) for the Fund and has approved the delegation of the day-to-day work of determining fair values and pricing responsibility for the Fund to the Adviser (“Valuation Designee”), subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with FASB’s ASC Topic 820 — Fair Value Measurements and Disclosures.

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

Securities that are publicly traded on a U.S. national securities exchange or any foreign stock exchange and for which a quoted market exists will be valued at the closing price of such securities based on their respective market. The money market demand accounts are priced at cost and are generally classified as Level 1 investments.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Designee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Designee makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith by the Valuation Designee. In determining the fair values of these investments, the Valuation Designee will typically apply widely recognized valuation methodologies including, but not limited to, income approach, market approach, cost approach, discounted cash flow methods and third-party valuations. In order to determine a fair value, these methods are applied to the latest information as of the Determination Date provided by the underlying portfolio companies or other business counterparties, to the extent that such information is available and deemed reliable.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

Primary and Secondary Fund Investments

Primary investments are commitments to new private equity, private credit, or other private funds. Secondary investments are purchases of existing interests that are acquired on the secondary market. Primary or secondary investments in private funds are generally valued based on the latest NAV reported by the third-party fund manager or General Partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of an investment in a private fund based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in private funds, their estimated values may differ significantly from the values that would have been used had a ready market for the private funds existed, and the differences could be material. New purchases of primary or secondary investments in private funds will be valued at acquisition cost initially until a NAV is provided by the third-party fund manager or General Partner. The Fund will review any cash flows since the reference date of the last NAV for a private fund received by the Fund from a third-party manager (“Portfolio Fund Manager”) until the Determination Date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the Portfolio Fund Manager.

In addition to tracking the NAV plus related cash flows of such secondary purchases of interests in closed-end private funds (“Portfolio Funds”), the Valuation Designee may also track relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each private fund which is reasonably available at the time the Fund values its investments. Portfolio Fund Managers only provide determinations of the net asset values of the Portfolio Funds on a monthly or quarterly basis, in which event it will not be possible to determine the net asset value of the Fund more frequently. The Valuation Designee will consider such information and may conclude in certain circumstances that the information provided by the Portfolio Fund Manager does not represent the fair value of a particular asset held by a Portfolio Fund. If the Valuation Designee concludes in good faith that the latest NAV reported by a Portfolio Fund Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value) the Valuation Designee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Designee applies valuation methodologies as outlined above.

Direct Investments

Direct investments are minority investments in a company made by investors alongside a private equity fund manager or venture capital firm. Direct investments in private equity funds may be valued based on the latest NAV reported by the third-party fund manager or General Partner. In assessing the fair value of the Fund’s direct investments in accordance with the Valuation Procedures, the Adviser

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

uses a variety of methods such as earnings and multiple analysis, discounted cash flow and market data from third party pricing services and makes assumptions that are based on market conditions existing at the end of each reporting period. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge various investments, for risk management (i.e. hedging purposes). All foreign currency exchange contracts are market-to-market at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction, or by the delivery, or receipt, of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Taxes — The Fund intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting the prior year returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. The Fund’s policy is to classify any interest or penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations.

The Fund did not meet the qualified income test (the “Source of Income Test”) under Subchapter M of the Code for the tax year ended September 30, 2025 because it did not generate 90% of its gross income from qualifying sources. However, the Fund intends to utilize the provisions under Section 851(i) of the Code to cure such failures of the Source of Income Test and satisfy this test.

Income Tax Payable — The Fund estimated a tax liability of $9,387,633 that was recorded for the fiscal year ended March 31, 2025. After release of the March 31, 2025 annual report, the Adviser, with approval from the Board, agreed to reimburse the Fund for 100% of the tax liability. Since April 1, 2025, the Fund has paid income taxes in the amount of $3,695,928, relating to tax year ended September 30, 2024. The Adviser reimbursed the Fund for this amount, as is reflected on the Consolidated Statement of Operations for the period April 1, 2025 through September 30, 2025. Based on new information that became available in this period, the Fund also revised its previous estimate of 2025 tax liability. The impact of the revised amount is shown as Income Tax Benefit (estimated tax liability was reduced) on the Consolidated Statement of Operations. As of September 30, 2025, the balance of estimated tax liability for the tax year then ended is $1,876,619, which is reflected as Income Taxes Payable on the Consolidated Statement of Assets and Liabilities. When the final payment is made, the Adviser will reimburse the Fund, at which point, the tax liability will have had no affect on the Fund’s net asset value or the Fund’s shareholders.

Domestic Blocker Income Tax — Spartan I, LLC (the “Spartan Subsidiary”) is a wholly-owned subsidiary of the Fund and is a domestic limited liability company that has elected to be treated as a C Corporation for federal income tax purposes and as such is obligated to pay federal and state income tax on its taxable income. State tax returns are filed in various states in which an economic presence exists. Income taxes are charged based on apportioned income for each state. Currently, the federal income tax rate is 21.0%. The Fund is currently using ablended state tax rate net of Federal Benefit of 2.765%.

The amount of taxes paid by the Spartan Subsidiary will vary depending on the amount of capital appreciation of its investments and such taxes will reduce a Fund shareholder’s return from an investment in the Fund. Since the Spartan Subsidiary will be subject to taxation on the capital appreciation of its investments, the NAV of the Fund’s shares will also be reduced by the accrual of any deferred tax liability. As a result, the Fund’s after tax performance will be impacted.

Spartan Subsidiary accrues deferred income taxes for any future liability associated with capital appreciation of its investments. Upon the sale of an investment, the Subsidiary may be liable for previously deferred taxes. The Spartan Subsidiary will rely to some extent on information, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser may modify the estimates or assumptions related to the Subsidiary’s

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

deferred tax liability as new information becomes available. Deferred tax assets are reduced by a valuation allowance when, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and the rates on the date of enactment.

Reverb, Ltd., Thunder I, LLC, BRC UMB, LLC, and BRCE Splitter, LLC are disregarded entities for income tax purposes.

The Fund’s current and deferred tax (expense)/benefit as of September 30, 2025 consist of the following:

Deferred tax (expense) benefit
Federal	$(7,536,492)
State	(1,301,639)
$(8,838,131)
Total income tax (expense) benefit	$(8,838,131)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net operating loss carryforward	$102,359

Deferred tax liability
Net unrealized gain on investments	$(9,355,636)
Net deferred tax asset/(liability)	$(9,253,277)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal Income tax expense at statutory rate	$(7,572,623)
State Income taxes (net of federal benefit)	(997,062)
Prior period adjustment	(268,446)
Net income tax (expense) benefit	$(8,838,131)

Shareholder Subscriptions — Shareholder subscriptions received in advance are comprised of cash received on or prior to September 30, 2025 for which shares are issued on October 1, 2025. Shareholder subscriptions received in advance do not participate in the earnings of the Fund until shares are issued.

3. Fair Value Disclosures

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•        Level 1 — unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•        Level 3 — significant unobservable inputs, including inputs that are not derived from market data or cannot be corroborated by market data and when the investment is not redeemable in the near term.

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

Private investments that are reported on the Fund’s schedule of investments as being measured at fair value using the Fund’s pro rata NAV (or its equivalent) without further adjustment, as a practical expedient of fair value and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a private investment represents the amount that the Fund could reasonably expect to receive from the investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Fund’s assets and liabilities as of September 30, 2025:

		Fair Value Measurements at the End of the Reporting Period Using
Investments	Practical Expedient*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Private Investments**	$648,441,820	$—	$289,271	$201,018,982	$849,750,073
U.S. Treasury Bills	—	—	74,220,767	—	74,220,767
Short-Term Investments	—	93,156,840	—	—	93,156,840
Total	$648,441,820	$93,156,840	$74,510,038	$201,018,982	$1,017,127,680

*        Certain investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

**      All sub-categories within the security type represent their respective evaluation status. For a detailed breakout, please refer to the Consolidated Schedule of Investments.

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance April 1, 2025	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Contributions	Sales or Distributions	Net realized gain	Change in net unrealized appreciation	Ending balance September 30, 2025
Private Investments	$106,335,056	$—	$(31,443,500)	$113,599,471	$(4,339,324)	$609,722	$16,257,557	$201,018,982

The change in net unrealized appreciation (depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments that were held as of September 30, 2025 is $13,935,390.

Transfers into Level 3 during the period represent investments being valued by management using unobservable inputs as an adjustment to reported fair values. Transfers out of Level 3 during the period represent investments that are being measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient and/or being valued using observable market data.

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2025:

Level 3 Investments	Fair Value as of September 30, 2025	Valuation Technique	Unobservable Inputs	Range of Inputs/Discount Rate/Price/Simple Average	Impact to Valuation from an Increase in Input
Direct Investments
Credit
Senior Credit
BSPT Acquisition, Inc. T/L	$3,293,303	Market Approach	Adjusted EBITDA Multiple	9.21x – 10.9x/12.61x	Increase
ClearScale, LLC T/L A	$995,028	Market Approach	Adjusted EBITDA Multiple	2.7x – 25.4x/106.8x	Increase
Corsair Blade IV (Luxembourg) S.a.r.l.	$4,576,622	Income Approach	Discount rate	8.94% – 8.5%/11%	Decrease
Pathstone Family Office, LLC	$2,897,994	Income Approach	Discount rate	9.63% – 9.34%/11.09%	Decrease

Subordinated Credit
Eagle Point Co-Invest II, LP	$375,000	Market Approach	Transaction Price	Not Applicable	Increase
Eagle Point SRT Co-Invest I, LP	$4,158,736	Income Approach	Discount rate	9.75% – 9.25%/10.25%	Decrease
Polaris Newco	$2,093,753	Income Approach	Discount rate	9.88% – 9.00%/12.50%	Decrease

Equity
Buyout
AE Co-Investment Partners Fund III-R, LP	$12,031,160	Market Approach	Liquidation Preference	1.5x	Increase
Beekeeper TopCo	$5,000,000	Market Approach	Transaction Price	Not Applicable	Increase
Corsair Amore Investors, LP*	$2,065,968	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
		Market Approach	Adjusted EBITDA Multiple	16.54x – 10.97x/25.27x	Increase
DSG Group Holdings, LP	$10,634,051	Market Approach	Adjusted EBITDA Multiple	12x	Increase
First Reserve Ascent Opportunities Feeder Fund, LP**	$4,054,554	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
		Market Approach	Adjusted EBITDA Multiple	5.51x – 3.74x/7.69x	Increase
		Income Approach	Discount Rate	13%	Decrease
IvyRehab Holdings, LLC	$10,314,476	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
KKR Game Changer Co-Invest, LP	$8,400,000	Market Approach	Liquidation Preference	1.4x	Increase
LH Equity Investors, LP	$14,503,438	Market Approach	Transaction Price	Not Applicable	Increase
Soundcore Fund III RR CI-A, LP	$5,000,000	Market Approach	Transaction Price	Not Applicable	Increase
Soundcore Fund III TS CI-A, LP	$3,000,000	Market Approach	Transaction Price	Not Applicable	Increase
T6 Co-Invest B, LP	$8,170,177	Market Approach	Transaction Price	Not Applicable	Increase
Tracer Investors Co-Invest, LP	$9,600,000	Market Approach	Transaction Price	Not Applicable	Increase
Veregy Parent, LLC	$4,659,986	Market Approach	Adjusted EBITDA Multiple	10.5x	Increase

Growth Equity
CF24XB SCSp	$4,401,181	Market Approach	Transaction Price	Not Applicable	Increase
Ion Pacific Ostrich Echo, LLC	$3,079,063	Market Approach	Transaction Price	Not Applicable	Increase
NVP Mars Co-Invest, LP	$5,714,285	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
NVP Olipop, LLC	$1,461,848	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
Westcap Loanpal Co-invest 2020, LLC***	$2,305,074	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
		Market Approach	Adjusted EBITDA Multiple	7.62x – 2.83x/13.87x	Increase
		Income Approach	Discount Rate	27.50%	Decrease

Primary Funds
Credit
Subordinated Credit
Eagle Point Enhanced Income Fund US, LP	$7,500,000	Market Approach	Transaction Price	Not Applicable	Increase
PBN II-A Equity Holdings, LP	$333,932	Market Approach	Transaction Price	Not Applicable	Increase

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Level 3 Investments	Fair Value as of September 30, 2025	Valuation Technique	Unobservable Inputs	Range of Inputs/Discount Rate/Price/Simple Average	Impact to Valuation from an Increase in Input
Equity
Buyout
Overbay 2025 Fund (International), LP	$9,030,000	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
Soundcore Capital Partners Fund III-A	$2,672,271	Market Approach	Transaction Price	Not Applicable	Increase
Triton Fund 6 SCSp	$715,478	Market Approach	Transaction Price	Not Applicable	Increase

Growth Equity
Ion Pacific Stonecutter III (Cayman), LP	$3,993,263	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
Pinegrove Opportunity Partners I, LP	$5,340,420	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
WestCap Strategic Operator U.S. Feeder Fund, LP	$6,640,213	Market Approach	General Partner Net Asset Value	Not Applicable	Increase

Secondary Funds
Credit
Senior Credit
BRCE SPV I, LLC	$158,102	Market Approach	General Partner Net Asset Value	Not Applicable	Increase

Equity
Buyout
Global Infrastructure Partners III-A/B, LP	$2,673,626	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
Graphite Capital Partners VIII D, LP	$2,782,931	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
SEP Hamilton, LP	$1,044,471	Market Approach	Fair Value of Underlying Asset	$1.95 per share	Increase
Vistria Agua CV, LP	$20,544,538	Market Approach	General Partner Net Asset Value	Not Applicable	Increase

Growth Equity
Ion Pacific Succession SCSp	$4,804,040	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
Total Level 3 Investments	$201,018,982

*        Weighted allocations of General Partner Net Asset Value and Adjusted EBITDA Multiple were 10% and 90%, respectively.

**      Weighted allocations of Adjusted General Partner Net Asset Value, Adjusted EBITDA Multiple, and Discount Rate were 30%, 30%, and 40%, respectively.

***    Weighted allocations of General Partner Net Asset Value, Adjusted EBITDA Multiple, and Discount Rate were 40%, 20%, and 40%, respectively.

The following is the fair value measurement of investments that are measured at the Fund’s pro rata NAV (or its equivalent) as a practical expedient:

Private Investments*	Investment Style	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
ACP Hyperdrive Co-Invest, LLC	Buyout	$2,501,073	$—	Subject to GP Consent	N/A	N/A
Adams Street 2009 Direct Fund, LP	Buyout	17,165	1,762	Subject to GP Consent	N/A	N/A
Adams Street 2010 Direct Fund, LP	Buyout	26,970	3,471	Subject to GP Consent	N/A	N/A
Adams Street 2011 Direct Fund, LP	Buyout	35,683	6,666	Subject to GP Consent	N/A	N/A
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	Buyout	121,514	42,587	Subject to GP Consent	N/A	N/A
Adams Street 2011 U.S. Fund, LP	Buyout	222,691	58,073	Subject to GP Consent	N/A	N/A
Adams Street 2013 Global Fund, LP	Buyout	1,434,071	130,224	Subject to GP Consent	N/A	N/A
Adams Street 2014 Global Fund, LP	Buyout	817,518	67,754	Subject to GP Consent	N/A	N/A
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	Buyout	60,140	29,504	Subject to GP Consent	N/A	N/A
Adams Street Partnership Fund 2009 U.S. Fund, LP	Buyout	144,737	36,490	Subject to GP Consent	N/A	N/A
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	Buyout	84,770	26,567	Subject to GP Consent	N/A	N/A

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Private Investments*	Investment Style	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
Adams Street Partnership Fund 2010 U.S. Fund, LP	Buyout	$196,858	$52,955	Subject to GP Consent	N/A	N/A
AG DLI IV (Unlevered), LP	Senior Credit	10,589,623	—	Subject to GP Consent	N/A	N/A
Alchemy Special Opportunities Fund II, LP	Buyout	1,018,089	580,495	Subject to GP Consent	N/A	N/A
Alpine Investors Iceman CV[-A], LP	Buyout	11,126,116	749,361	Subject to GP Consent	N/A	N/A
Altor Fund IV (No. 1) AB	Buyout	5,453,584	1,388,379	Subject to GP Consent	N/A	N/A
AP DSB Co-Invest II, LP	Buyout	4,125,535	34,482	Subject to GP Consent	N/A	N/A
AP DSB Co-Invest II, LP	Buyout	513	1,974,492	Subject to GP Consent	N/A	N/A
AP Goat Co-Invest, LP	Buyout	4,946,149	53,966	Subject to GP Consent	N/A	N/A
Ashgrove Specialty Lending Fund I (GP)	Senior Credit	1,233,167	424,462	Subject to GP Consent	N/A	N/A
Ashgrove Specialty Lending Fund II	Senior Credit	517,707	2,400,000	Subject to GP Consent	N/A	N/A
ASP (Feeder) 2017 Global Fund, LP	Buyout	1,041,239	96,264	Subject to GP Consent	N/A	N/A
Avista Capital Partners V, LP	Buyout	4,355,907	594,080	Subject to GP Consent	N/A	N/A
Biloxi Co-Investment Partners, LP	Buyout	2,576,211	543,278	Subject to GP Consent	N/A	N/A
Blue Wolf Capital Fund IV, LP	Buyout	4,317,800	642,421	Subject to GP Consent	N/A	N/A
Brentwood Associates Private Equity VI, LP	Buyout	3,069,272	—	Subject to GP Consent	N/A	N/A
Bright Meadow Agency MBS Onshore Fund, LP	Liquid	8,274,530	—	Monthly	30 days	N/A
Brightwood U.S. Credit Fund, LP	Senior Credit	2,267,583	339,069	Subject to GP Consent	N/A	N/A
Butterfly Nourish Co-Invest, LP	Buyout	9,796,095	—	Subject to GP Consent	N/A	N/A
BW Colson Co-Invest Feeder (Cayman), LP	Buyout	5,438,019	—	Subject to GP Consent	N/A	N/A
BW Phoenix Co-Invest, LP	Buyout	8,271,257	—	Subject to GP Consent	N/A	N/A
Capital Dynamics Global Secondaries VI, LP	Buyout	637,895	505,000	Subject to GP Consent	N/A	N/A
Carlyle Riser Co-Investment, LP	Buyout	2,688,206	36,473	Subject to GP Consent	N/A	N/A
CCS Co-Investment Vehicle 2 (Feeder), LP	Subordinated Credit	13,031,977	4,716,644	Subject to GP Consent	N/A	N/A
CCS Co-Investment Vehicle I, LP	Subordinated Credit	4,644,062	2,889,525	Subject to GP Consent	N/A	N/A
CIP IX Co-Investment Vehicle 2, LP	Buyout	10,628,286	5,287,783	Subject to GP Consent	N/A	N/A
CL-EA Co-Investment Opportunities I, LP	Opportunistic	6,100,854	—	Subject to GP Consent	N/A	N/A
Coller Capital CBL Fund II	Subordinated Credit	2,702,702	3,617,331	Subject to GP Consent	N/A	N/A
Coller Credit Opportunities I – Annex I, SLP	Senior Credit	2,169,297	1,126,133	Subject to GP Consent	N/A	N/A
Coller Credit Opportunities I – B, LP	Senior Credit	3,778,626	1,322,594	Subject to GP Consent	N/A	N/A
Coller International Partners VI Feeder Fund, LP – Class A	Buyout	120,635	—	Subject to GP Consent	N/A	N/A
Coller International Partners VII Feeder Fund, LP – Series B	Buyout	1,359,575	1,571,187	Subject to GP Consent	N/A	N/A
Constellation 2022, LP	Buyout	3,872,580	—	Subject to GP Consent	N/A	N/A
Corsair Riva Munich Co-Investment, LP	Buyout	9,628,647	—	Subject to GP Consent	N/A	N/A
Coyote 2021, LP	Buyout	8,365,257	393,776	Subject to GP Consent	N/A	N/A
CRG Partners III – Parallel Fund (A), LP	Subordinated Credit	2,132,627	3,513,487	Subject to GP Consent	N/A	N/A
Crown Secondaries Special Opportunities II B, S.C.S.	Buyout	3,716,174	520,171	Subject to GP Consent	N/A	N/A
Crown Secondaries Special Opportunities II, S.C.S.	Buyout	9,036,663	1,193,901	Subject to GP Consent	N/A	N/A
Dawson Portfolio Finance 4, LP	Buyout	3,604,690	768,468	Subject to GP Consent	N/A	N/A
Dawson Portfolio Finance 5, LP	Buyout	4,891,945	2,792,496	Subject to GP Consent	N/A	N/A
Digital Alpha Solutions Fund, LP	Senior Credit	4,344,265	—	Subject to GP Consent	N/A	N/A
Enak Aggregator, LP	Buyout	4,216,630	—	Subject to GP Consent	N/A	N/A
EnCap Energy Transition Fund 1-A, LP	Real Assets	1,008,528	2,370,417	Subject to GP Consent	N/A	N/A
Ethos Capital Investments, LP	Buyout	4,416,636	1,691,947	Subject to GP Consent	N/A	N/A
Falcon Co-Investment Partners, LP	Buyout	3,086,471	964,212	Subject to GP Consent	N/A	N/A
FFL Capital Partners V, LP	Buyout	9,010,854	1,302,939	Subject to GP Consent	N/A	N/A
Gasherbrum Fund II, LP	Buyout	6,213,825	59,084	Subject to GP Consent	N/A	N/A

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Private Investments*	Investment Style	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
Global Infrastructure Partners II-C, LP	Real Assets	$242,987	$229,867	Subject to GP Consent	N/A	N/A
Grain Spectrum Holdings III (Cayman), LP	Opportunistic	3,865,351	286,767	Subject to GP Consent	N/A	N/A
Gridiron Capital Fund V, LP	Buyout	4,072,336	1,350,218	Subject to GP Consent	N/A	N/A
H.I.G. Starlite-B Co-Investment, LP	Buyout	7,608,754	249,789	Subject to GP Consent	N/A	N/A
Hg Vega Co-Invest, LP	Buyout	9,398,839	—	Subject to GP Consent	N/A	N/A
ICG Europe Fund V Investor Feeder Limited Partnership	Buyout	762,548	497,616	Subject to GP Consent	N/A	N/A
ICG Europe Fund VII Feeder SCSp	Buyout	4,516,633	2,001,295	Subject to GP Consent	N/A	N/A
ICG LP Secondaries Fund I, LP	Buyout	2,716,392	3,908,109	Subject to GP Consent	N/A	N/A
ICG Ludgate Hill IV-A Leopard, LP	Buyout	5,130,129	2,380,766	Subject to GP Consent	N/A	N/A
ISH Co-Investment Aggregator, LP	Buyout	2,473,283	692,308	Subject to GP Consent	N/A	N/A
KH Aggregator, LP	Buyout	3,587,192	—	Subject to GP Consent	N/A	N/A
Leeds Equity Partners VI, LP	Buyout	3,515,321	276,878	Subject to GP Consent	N/A	N/A
Leeds Equity Partners VII-A, LP	Buyout	4,935,679	261,952	Subject to GP Consent	N/A	N/A
Lynx EBO Fund I (A), LLC	Opportunistic	30,127	—	Subject to GP Consent	N/A	N/A
NCS Investment, LP	Buyout	5,058,582	—	Subject to GP Consent	N/A	N/A
New Vintage Partners Fund I, LP	Growth Equity	5,850,599	—	Subject to GP Consent	N/A	N/A
NVP Monogram Co-Invest, LP	Growth Equity	12,684,977	238,371	Subject to GP Consent	N/A	N/A
OceanSound Partners Co-Invest II, LP – Series B	Buyout	12,094,597	—	Subject to GP Consent	N/A	N/A
OceanSound Partners Co-Invest II, LP – Series E	Buyout	12,462,076	2,875,614	Subject to GP Consent	N/A	N/A
OceanSound Partners Fund II, LP	Buyout	6,693,472	—	Subject to GP Consent	N/A	N/A
OceanSound Partners Fund, LP	Buyout	5,718,837	181,891	Subject to GP Consent	N/A	N/A
OceanSound SMX Continuation Fund, LP	Buyout	9,276,479	58,548	Subject to GP Consent	N/A	N/A
Onex Fund V, LP	Buyout	8,473,868	888,887	Subject to GP Consent	N/A	N/A
Onex OD Co-Invest, LP	Buyout	7,827,197	—	Subject to GP Consent	N/A	N/A
Onex Structured Credit Opportunities International Fund I, LLC	Senior Credit	376,402	—	Subject to GP Consent	N/A	N/A
OSP Co-Invest II, LP	Buyout	10,077,660	—	Subject to GP Consent	N/A	N/A
Overbay Capital Partners 2023 Fund Aggregator, LP	Buyout	11,744,331	1,350,000	Subject to GP Consent	N/A	N/A
Overbay Capital Partners 2024 Fund Aggregator (AIV VI) II, LP	Buyout	13,137,918	2,040,000	Subject to GP Consent	N/A	N/A
Overbay Capital Partners 2024 Fund Aggregator (AIV VII), LP	Buyout	22,371,623	7,627,560	Subject to GP Consent	N/A	N/A
Overbay Fund XIV (AIV III), LP	Buyout	898,543	170,407	Subject to GP Consent	N/A	N/A
Overbay Fund XIV Offshore (AIV), LP	Buyout	2,134,039	579,387	Subject to GP Consent	N/A	N/A
Overbay Fund XIV Offshore, LP	Buyout	1,391,692	16,715	Subject to GP Consent	N/A	N/A
Palms Co-Investment Partners, LP	Buyout	4,310,868	188,340	Subject to GP Consent	N/A	N/A
PARIOU SLP	Subordinated Credit	7,651,837	20,302	Subject to GP Consent	N/A	N/A
PIMCO DSCO Fund II Offshore Feeder, LP	Senior Credit	5,995,316	—	Quarterly	60 days	One Year
Porcupine Holdings, LP – Class A	Buyout	2,593,444	2,075,472	Subject to GP Consent	N/A	N/A
Porcupine Holdings, LP – Class B	Buyout	1,539,938	—	Subject to GP Consent	N/A	N/A
Project Stream Co-Invest Fund, LP	Buyout	2,156,033	—	Subject to GP Consent	N/A	N/A
PSC Tiger, LP	Buyout	9,686,466	1,301,759	Subject to GP Consent	N/A	N/A
Resolute Fund IV, LP	Buyout	3,896,073	213,553	Subject to GP Consent	N/A	N/A
Resolute III Continuation Fund, LP	Buyout	8,898,957	715,662	Subject to GP Consent	N/A	N/A
Ruffer Absolute Institutional, Ltd.	Liquid	7,323,359	—	Subject to GP Consent	N/A	N/A
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	Liquid	9,439,419	—	Monthly	35 days	6 months
SANCY SLP	Buyout	1,665,736	20,302	Subject to GP Consent	N/A	N/A
Sand Trust Series 21-1A – Class SUB	Opportunistic	570,000	—	Subject to GP Consent	N/A	N/A

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Private Investments*	Investment Style	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
SCPCV-A, LP	Buyout	$6,949,277	$725,120	Subject to GP Consent	N/A	N/A
SEP Hamilton III Aggregator, LP	Buyout	4,876,998	—	Subject to GP Consent	N/A	N/A
SEP Hamilton III Aggregator, LP	Buyout	398,444	—	Subject to GP Consent	N/A	N/A
SEP Hamilton III Aggregator, LP	Buyout	549,436	—	Subject to GP Consent	N/A	N/A
Sheridan Capital Partners Fund III, LP	Buyout	4,776,520	2,087,169	Subject to GP Consent	N/A	N/A
Silver Lake Strategic Investors VI, LP	Buyout	7,172,580	—	Subject to GP Consent	N/A	N/A
SK Capital Partners VI-A, LP	Buyout	7,881,353	7,208,815	Subject to GP Consent	N/A	N/A
Sprinklyer 2024 Co-Investment I (Feeder) SCSp	Buyout	12,145,376	949,262	Subject to GP Consent	N/A	N/A
Sumeru Equity Partners Fund III, LP	Buyout	2,616,781	98,716	Subject to GP Consent	N/A	N/A
Sumeru Equity Partners Fund IV, LP	Buyout	2,653,021	1,479,795	Subject to GP Consent	N/A	N/A
TCV Beat Co., LP	Buyout	8,244,568	—	Subject to GP Consent	N/A	N/A
TKO Fund	Senior Credit	2,169,308	285,000	Subject to GP Consent	N/A	N/A
TPG IX Evergreen Cl 1, LP	Buyout	11,899,001	640,323	Subject to GP Consent	N/A	N/A
Truelink Alpine, LP	Buyout	9,119,009	843,333	Subject to GP Consent	N/A	N/A
Truelink Capital Fund I-A, LP	Buyout	9,783,639	2,978,322	Subject to GP Consent	N/A	N/A
Valeas Capital Partners Fund I, LP	Buyout	11,863,174	3,028,835	Subject to GP Consent	N/A	N/A
VCF Compass Co-Investor Holdings II, LP	Buyout	917,038	—	Subject to GP Consent	N/A	N/A
VCF Compass Co-Investor Holdings, LP	Buyout	7,642,368	—	Subject to GP Consent	N/A	N/A
VCPF III Co-Invest 1-A, LP	Senior Credit	2,842,727	—	Subject to GP Consent	N/A	N/A
Vistage Equity Investors, LP	Buyout	10,726,497	—	Subject to GP Consent	N/A	N/A
Voleon Composition International Fund	Liquid	12,294,964	—	Monthly	30 days	None
Voloridge Fund, LP	Liquid	4,914,881	—	Monthly	90 days	N/A
WestCap Cerebral Co-Invest 2021, LLC	Growth Equity	24,306	—	Subject to GP Consent	N/A	N/A
WestCap Strategic Operator Fund II, LP	Growth Equity	6,047,487	254,310	Subject to GP Consent	N/A	N/A
Wildcat 21 Co-Invest Fund, LP	Buyout	3,639,306	—	Subject to GP Consent	N/A	N/A
WP Gateway Co-Invest, LP	Buyout	8,472	—	Subject to GP Consent	N/A	N/A
Yorkville Partners, LP	Buyout	9,939,887	—	Subject to GP Consent	N/A	N/A
		$648,441,820	$100,197,705

*        Refer to the Consolidated Schedule of Investments for industry classification of individual securities.

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended September 30, 2025 were $190,419,864 and $37,843,614, respectively.

5. Investment Management and Other Agreements

Pursuant to an Investment Management Agreement, the Fund will pay the Adviser a monthly investment management fee (the “Investment Management Fee”) in consideration of the advisory services provided by the Adviser to the Fund. The Investment Management Fee is equal to 1.75% on an annualized basis of the Fund’s average daily Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Investment Management Fee is paid to the Adviser out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. The Investment Management Fee will be computed as of the last day of each month. During the six months ended September 30, 2025, the Fund incurred $7,752,827 in investment management fees.

The Adviser has entered into investment consultant agreements with Aksia CA, LLC and Apogem Capital, LLC (each an “Investment Consultant,” and together, the “Investment Consultants”) to assist the Adviser with sourcing, evaluating, and selecting investments for the Fund’s portfolio. As the Investment Consultants, Aksia CA, LLC and Apogem Capital, LLC only recommend investments to the Adviser and have no involvement in investment decisions, any related negotiations, or the finalization of any investment. Currently,

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
a high concentration of the Fund’s investments are sourced by the Investment Consultants. In consideration for services provided by Aksia CA, LLC, the Adviser pays an investment consultant fee equal to 0.375%, on an annualized basis, of the net asset value of Fund’s investments (less cash and cash equivalents) existing as of December 31, 2024, with a minimum of $2 million, plus 0.375%, on an annualized basis, of the net asset value of all investments sourced by Aksia CA, LLC and invested by the Fund on and after January 1, 2025. In consideration for services provided by Apogem Capital, LLC, the Adviser pays an investment consultant fee equal to 0.375%, on an annualized basis, based on the Fund’s average daily Managed Assets attributable to investments sourced by Apogem Capital, LLC and invested by the Fund.

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Fund’s aggregate monthly ordinary operating expenses, excluding certain “Specified Expenses” listed below, borne by the Fund in respect of each Class of Shares to an amount not to exceed 0.50%, on an annualized basis, of the Fund’s month-end net assets (the “Expense Cap”).

If the Fund’s aggregate monthly ordinary operating expenses, exclusive of the Specified Expenses in respect of any Class of Shares for any month, exceed the Expense Cap applicable to that Class of Shares, the Adviser will waive its Management Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation Agreement. To the extent that the Adviser waives its Management Fee and/or reimburses expenses, the Adviser may, for a period not to exceed three years from the date on which a Waiver is made, recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment.

Specified Expenses that are not covered by the Expense Limitation Agreement and are therefore borne by shareholders of the Fund include: (i) the Management Fee; (ii) all fees and expenses of Fund Investments (including any underlying fees of the Fund Investments (the “Acquired Fund Fees and Expenses”)); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of private market assets and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of common shareholders.

The Expense Limitation Agreement is in effect until December 29, 2026, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Board. The Expense Limitation Agreement may be terminated by the Board upon thirty days’ written notice to the Adviser. As of September 30, 2025, there are no amounts recoupable by the Adviser. As of September 30, 2025, the Adviser voluntarily waived $5,572,547 of the income tax expenses which are not subject to recoupment by the Adviser.

In consideration of the services rendered by the Independent Trustees, the Fund pays each Independent Trustee a retainer of $55,000 per year in consideration of the services rendered by the Independent Trustees. In addition, the Fund pays an additional retainer of $2,500 per year to the Chairman of the Audit Committee and to the Chairman of the Nominating Committee. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Employees of PINE Advisors LLC (“PINE”) serve as Chief Compliance Officer, Chief Financial Officer and Assistant Treasurer of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

The Fund has adopted a Distribution and Service Plan with respect to Class II Shares in compliance with Rule 12b-1 under the 1940 Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class II Shares. Under the Distribution and Service Plan, the Fund may pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class II Shares (the “Distribution and Servicing Fee”) to Foreside Financial Services, LLC (the “Distributor”) and/or other qualified recipients. Class I Shares are not subject to the Distribution and Servicing Fee. Foreside Financial Services, LLC acts as Distributor to the Fund on a best-efforts basis, subject to various conditions, pursuant to a Distribution

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

Agreement (the “Distribution Agreement”) between the Fund and the Distributor. The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of Class II Shares of the Fund. For the six months ended September 30, 2025, distribution and service fees incurred are disclosed on the Consolidated Statement of Operations.

The Adviser may make payments from its resources, which include a portion of the Investment Management Fee, to brokers or dealers that assist in the distribution of Shares, including brokers or dealers that may be affiliated with the Adviser.

UMB Fund Services, Inc. serves as the Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, N.A. serves as the Fund’s Custodian.

Certain officers and trustees of the Fund are also officers of the Adviser.

6. Affiliated Investments

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. Prior to April 1, 2025, affiliated investments were reported if the Fund held five percent or greater of the overall investment. Effective April 1, 2025, affiliated investments are reported if the Fund holds five percent or greater of the overall investment and this ownership includes voting rights, and/or control, of such investment. As of September 30, 2025, the were no holdings that are affiliated.

7. Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board.

Additional information on each restricted investment held by the Fund on September 30, 2025 is as follows:

Private Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,501,073	0.3%
Adams Street 2009 Direct Fund, LP	April 1, 2022	17,881	17,165	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	19,579	26,970	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	34,216	35,683	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	71,991	121,514	0.0%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	127,233	222,691	0.0%
Adams Street 2013 Global Fund, LP	April 1, 2022	1,020,337	1,434,071	0.1%
Adams Street 2014 Global Fund, LP	April 1, 2022	533,637	817,518	0.1%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	46,037	60,140	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	126,537	144,737	0.0%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	54,766	84,770	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	132,575	196,858	0.0%
AE Co-Investment Partners Fund III-R, LP	February 21, 2025	8,035,160	12,031,160	1.2%
AG DLI IV (Unlevered), LP	April 28, 2023	6,998,404	10,589,623	1.1%
Alchemy Special Opportunities Fund II, LP	April 4, 2024	701,979	1,018,089	0.1%
Alpine Investors Iceman CV[-A], LP	October 20, 2023	7,254,639	11,126,116	1.1%
Altor Fund IV (No. 1) AB	August 12, 2022	5,626,465	5,453,584	0.5%
AP DSB Co-Invest II, LP	July 30, 2021	—	513	0.0%

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Private Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
AP DSB Co-Invest II, LP	July 30, 2021	1,805,064	4,125,535	0.4%
AP Goat Co-Invest, LP	January 24, 2025	$4,950,034	$4,946,149	0.5%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	795,437	1,233,167	0.1%
Ashgrove Specialty Lending Fund II	August 30, 2024	603,367	517,707	0.1%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	634,352	1,041,239	0.1%
Avista Capital Partners V, LP	March 16, 2021	2,631,763	4,355,907	0.4%
Beekeeper TopCo	June 27, 2025	5,004,000	5,000,000	0.5%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,460,680	2,576,211	0.3%
Blue Wolf Capital Fund IV, LP	December 31, 2024	2,699,746	4,317,800	0.4%
BRCE SPV I, LLC	May 22, 2020	—	158,102	0.0%
Brentwood Associates Private Equity VI, LP	December 31, 2024	1,953,480	3,069,272	0.3%
Bright Meadow Agency MBS Onshore Fund, LP	April 4, 2025	8,004,000	8,274,530	0.8%
Brightwood U.S. Credit Fund, LP	September 13, 2024	1,367,870	2,267,583	0.2%
BSPT Acquisition, Inc. T/L	February 19, 2025	1,912,280	3,293,303	0.3%
Butterfly Nourish Co-Invest, LP	February 3, 2023	3,434,753	9,796,095	1.0%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,062,822	5,438,019	0.5%
BW Phoenix Co-Invest, LP	February 9, 2024	7,065,259	8,271,257	0.8%
Capital Dynamics Global Secondaries VI, LP	December 27, 2024	526,730	637,895	0.1%
Carlyle Riser Co-Investment, LP	November 11, 2022	—	2,688,206	0.3%
CCS Co-Investment Vehicle 2 (Feeder), LP	December 20, 2024	10,384,879	13,031,977	1.3%
CCS Co-Investment Vehicle I, LP	March 29, 2024	3,153,590	4,644,062	0.5%
CF24XB SCSp	September 23, 2025	4,310,849	4,401,181	0.4%
CIP IX Co-Investment Vehicle 2, LP	April 4, 2025	9,822,347	10,628,286	1.1%
CL-EA Co-Investment Opportunities I, LP	June 14, 2024	4,757,132	6,100,854	0.6%
ClearScale, LLC T/L A	February 19, 2025	569,358	995,028	0.1%
Coller Capital CBL Fund II	October 11, 2024	2,386,669	2,702,702	0.3%
Coller Credit Opportunities I – Annex I, SLP	July 29, 2021	1,027,067	2,169,297	0.2%
Coller Credit Opportunities I – B, LP	January 5, 2022	2,560,624	3,778,626	0.4%
Coller International Partners VI Feeder Fund, LP – Class A	January 14, 2022	—	120,635	0.0%
Coller International Partners VII Feeder Fund, LP – Series B	October 1, 2020	—	1,359,575	0.1%
Constellation 2022, LP	August 12, 2022	1,318,780	3,872,580	0.4%
Corsair Amore Investors, LP	May 27, 2022	5,867,714	2,065,968	0.2%
Corsair Blade IV (Luxembourg) S.a.r.l.	April 12, 2024	4,341,275	4,576,622	0.5%
Corsair Riva Munich Co-Investment, LP	March 28, 2025	5,165,183	9,628,647	1.0%
Coyote 2021, LP	March 29, 2021	2,615,483	8,365,257	0.8%
CRG Partners III – Parallel Fund (A), LP	December 31, 2022	1,876,669	2,132,627	0.2%
Crown Secondaries Special Opportunities II B, S.C.S.	September 26, 2024	2,784,179	3,716,174	0.4%
Crown Secondaries Special Opportunities II, S.C.S.	September 26, 2024	7,027,091	9,036,663	0.9%
Dawson Portfolio Finance 4, LP	November 10, 2020	2,245,809	3,604,690	0.4%
Dawson Portfolio Finance 5, LP	February 24, 2022	3,930,573	4,891,945	0.5%
Digital Alpha Solutions Fund, LP	October 28, 2022	2,538,109	4,344,265	0.4%
DSG Group Holdings, LP	September 9, 2022	5,585,674	10,634,051	1.1%

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Private Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Eagle Point Co-Invest II, LP	September 2, 2025	$379,000	$375,000	0.0%
Eagle Point Enhanced Income Fund US, LP	July 11, 2025	7,504,000	7,500,000	0.8%
Eagle Point SRT Co-Invest I, LP	October 18, 2024	3,855,552	4,158,736	0.4%
Enak Aggregator, LP	January 18, 2022	2,861,507	4,216,630	0.4%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	—	1,008,528	0.1%
Ethos Capital Investments, LP	August 16, 2023	2,806,679	4,416,636	0.4%
Falcon Co-Investment Partners, LP	January 26, 2022	3,029,283	3,086,471	0.3%
FFL Capital Partners V, LP	June 16, 2022	5,791,096	9,010,854	0.9%
First Reserve Ascent Opportunities Feeder Fund, LP	September 30, 2025	3,334,233	4,054,554	0.4%
Gasherbrum Fund II, LP	May 30, 2024	3,677,710	6,213,825	0.6%
Global Infrastructure Partners II-C, LP	January 14, 2022	—	242,987	0.0%
Global Infrastructure Partners III-A/B, LP	September 30, 2025	2,049,431	2,673,626	0.3%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,721,545	3,865,351	0.4%
Graphite Capital Partners VIII D, LP	June 30, 2020	—	2,782,931	0.3%
Gridiron Capital Fund V, LP	November 27, 2023	3,691,202	4,072,336	0.4%
H.I.G. Starlite-B Co-Investment, LP	July 1, 2025	7,754,211	7,608,754	0.8%
Hg Vega Co-Invest, LP	May 10, 2024	7,016,708	9,398,839	0.9%
ICG Europe Fund V Investor Feeder Limited Partnership	April 4, 2024	454,501	762,548	0.1%
ICG Europe Fund VII Feeder SCSp	April 4, 2024	160,642	4,516,633	0.5%
ICG LP Secondaries Fund I, LP	July 31, 2023	2,195,381	2,716,392	0.3%
ICG Ludgate Hill IV-A Leopard, LP	July 31, 2023	3,592,175	5,130,129	0.5%
Ion Pacific Ostrich Echo, LLC	August 18, 2025	3,083,063	3,079,063	0.3%
Ion Pacific Stonecutter III (Cayman), LP	July 31, 2025	3,033,846	3,993,263	0.4%
Ion Pacific Succession SCSp	September 19, 2025	3,374,356	4,804,040	0.5%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,473,283	0.2%
IvyRehab Holdings, LLC	August 25, 2023	8,004,000	10,314,476	1.0%
KH Aggregator, LP	November 30, 2020	1,315,675	3,587,192	0.4%
KKR Game Changer Co-Invest, LP	May 30, 2024	6,004,000	8,400,000	0.8%
Leeds Equity Partners VI, LP	December 31, 2024	3,154,184	3,515,321	0.4%
Leeds Equity Partners VII-A, LP	December 31, 2024	4,644,415	4,935,679	0.5%
LH Equity Investors, LP	September 3, 2025	14,507,438	14,503,438	1.5%
Lynx EBO Fund I (A), LLC	December 18, 2020	—	30,127	0.0%
NCS Investment, LP	June 12, 2025	5,064,000	5,058,582	0.5%
New Vintage Partners Fund I, LP	March 28, 2025	4,531,239	5,850,599	0.6%
NVP Mars Co-Invest, LP	September 26, 2025	5,004,000	5,714,285	0.6%
NVP Monogram Co-Invest, LP	March 28, 2025	10,428,865	12,684,977	1.3%
NVP Olipop, LLC	July 31, 2025	1,271,348	1,461,848	0.1%
OceanSound Partners Co-Invest II, LP – Series B	November 5, 2021	3,897,268	12,094,597	1.2%
OceanSound Partners Co-Invest II, LP – Series E	December 16, 2022	73,529	12,462,076	1.2%
OceanSound Partners Fund II, LP	January 12, 2024	5,081,047	6,693,472	0.7%
OceanSound Partners Fund, LP	December 27, 2021	1,970,669	5,718,837	0.6%
OceanSound SMX Continuation Fund, LP	March 29, 2024	6,682,296	9,276,479	0.9%

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Private Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Onex Fund V, LP	September 30, 2022	$5,908,945	$8,473,868	0.8%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	7,827,197	0.8%
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	—	376,402	0.0%
OSP Co-Invest II, LP	January 5, 2024	5,952,971	10,077,660	1.0%
Overbay 2025 Fund (International), LP	August 28, 2025	7,004,000	9,030,000	0.9%
Overbay Capital Partners 2023 Fund Aggregator, LP	September 30, 2024	8,116,139	11,744,331	1.2%
Overbay Capital Partners 2024 Fund Aggregator (AIV VI) II, LP	May 23, 2025	9,964,000	13,137,918	1.3%
Overbay Capital Partners 2024 Fund Aggregator (AIV VII), LP	April 25, 2025	17,791,245	22,371,623	2.2%
Overbay Fund XIV (AIV III), LP	March 26, 2021	213,949	898,543	0.1%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	—	2,134,039	0.2%
Overbay Fund XIV Offshore, LP	January 22, 2021	404,618	1,391,692	0.1%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	682,936	289,271	0.0%
Palms Co-Investment Partners, LP	June 3, 2022	3,815,660	4,310,868	0.4%
PARIOU SLP	October 14, 2022	6,604,440	7,651,837	0.8%
Pathstone Family Office, LLC	May 16, 2023	2,953,270	2,897,994	0.3%
PBN II-A Equity Holdings, LP	August 4, 2025	337,932	333,932	0.0%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	5,995,316	0.6%
Pinegrove Opportunity Partners I, LP	September 26, 2025	4,588,219	5,340,420	0.5%
Polaris Newco	June 18, 2021	1,944,556	2,093,753	0.2%
Porcupine Holdings, LP – Class A	December 29, 2021	1,612,852	2,593,444	0.3%
Porcupine Holdings, LP – Class B	December 29, 2021	2,010,512	1,539,938	0.2%
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,751	2,156,033	0.2%
PSC Tiger, LP	September 6, 2024	8,677,877	9,686,466	1.0%
Resolute Fund IV, LP	December 31, 2024	2,996,841	3,896,073	0.4%
Resolute III Continuation Fund, LP	September 27, 2024	8,195,321	8,898,957	0.9%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	7,004,000	7,323,359	0.7%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	11,004,000	9,439,419	0.9%
SANCY SLP	October 14, 2022	1,706,492	1,665,736	0.2%
Sand Trust Series 21-1A – Class SUB	November 6, 2021	916,162	570,000	0.1%
SCPCV-A, LP	March 29, 2024	6,487,283	6,949,277	0.7%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,524,990	4,876,998	0.5%
SEP Hamilton, LP	June 30, 2023	941,500	1,044,471	0.1%
SEP Skyhawk Fund III Aggregator II, LP	April 25, 2025	219,665	549,436	0.1%
SEP Skyhawk Fund III Aggregator, LP	July 9, 2021	512,631	398,444	0.0%
Sheridan Capital Partners Fund III, LP	March 31, 2023	2,920,393	4,776,520	0.5%
Silver Lake Strategic Investors VI, LP	June 2, 2023	5,010,309	7,172,580	0.7%
SK Capital Partners VI-A, LP	April 26, 2024	4,178,217	7,881,353	0.8%
Soundcore Capital Partners Fund III-A	July 18, 2025	2,676,271	2,672,271	0.3%
Soundcore Fund III RR CI-A, LP	July 31, 2025	5,004,000	5,000,000	0.5%
Soundcore Fund III TS CI-A, LP	August 28, 2025	3,004,000	3,000,000	0.3%

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)
Private Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Sprinklyer 2024 Co-Investment I (Feeder) SCSp	March 14, 2025	$9,981,285	$12,145,376	1.2%
Sumeru Equity Partners Fund III, LP	December 8, 2020	2,147,044	2,616,781	0.3%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	2,524,165	2,653,021	0.3%
T6 Co-Invest B, LP	August 20, 2025	8,116,118	8,170,177	0.8%
TCV Beat Co., LP	September 27, 2024	7,068,051	8,244,568	0.8%
TKO Fund	November 4, 2022	1,089,352	2,169,308	0.2%
TPG IX Evergreen Cl 1, LP	November 22, 2023	7,363,677	11,899,001	1.2%
Tracer Investors Co-Invest, LP	July 18, 2025	9,604,000	9,600,000	1.0%
Triton Fund 6 SCSp	August 28, 2025	717,079	715,478	0.1%
Truelink Alpine, LP	July 31, 2024	4,160,667	9,119,009	0.9%
Truelink Capital Fund I-A, LP	July 31, 2024	6,994,900	9,783,639	1.0%
Valeas Capital Partners Fund I, LP	October 31, 2024	6,525,557	11,863,174	1.2%
VCF Compass Co-Investor Holdings II, LP	March 19, 2025	790,253	917,038	0.1%
VCF Compass Co-Investor Holdings, LP	April 25, 2024	6,004,000	7,642,368	0.8%
VCPF III Co-Invest 1-A, LP	May 13, 2021	1,954,543	2,842,727	0.3%
Veregy Parent, LLC	November 3, 2020	1,757,707	4,659,986	0.5%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	10,726,497	1.1%
Vistria Agua CV, LP	September 25, 2025	17,291,650	20,544,538	2.1%
Voleon Composition International Fund	February 29, 2024	10,004,000	12,294,964	1.2%
Voloridge Fund, LP	November 1, 2020	3,655,642	4,914,881	0.5%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	265,814	24,306	0.0%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,476,975	2,305,074	0.2%
WestCap Strategic Operator Fund II, LP	July 31, 2021	5,669,746	6,047,487	0.6%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,013,221	6,640,213	0.7%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	1,912,397	3,639,306	0.4%
WP Gateway Co-Invest, LP	October 2, 2023	—	8,472	0.0%
Yorkville Partners, LP	November 18, 2024	10,004,000	9,939,887	1.0%
		$620,825,255	$849,750,073	85.2%

8. Capital Share Transactions

The Fund’s Shares are generally offered for purchase once per month at the NAV per Share as of the last business day of such month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Fund has elected to implement a hybrid repurchase mechanism, where under normal circumstances, the Fund provides a limited degree of liquidity to common shareholders by conducting semi-annual repurchase offers pursuant to Rule 23c-3 of the 1940 Act (each a “Required Repurchase Offer”), as well as discretionary repurchase offers. While the Board may consider the recommendation of the Adviser, discretionary repurchase offers will be made at the sole discretion of the Board.

Each Required Repurchase Offer will be for no less than 5% and no more than 25% of the Fund’s Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, common shareholders will have their Shares repurchased on a pro rata basis and tendering common shareholders will not have all of their tendered Shares repurchased by the Fund.

The Adviser also anticipates recommending to the Board that, under normal market circumstances, the Fund conduct periodic repurchase offers of no more than 5% of the Fund’s net assets generally for each calendar quarter following a Required Repurchase Offer (each, a “Discretionary Repurchase”). In determining whether the Fund should offer a Discretionary Repurchase, the Board may consider the

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

recommendation of the Adviser as well as a variety of other operational, business and economic factors. While it is anticipated that each Discretionary Repurchase will be offered for each calendar quarter following a Required Repurchase Offer (i.e. twice per year), any Discretionary Repurchase of Shares will be made at such times and on such terms as may be determined by the Board from time to time in its sole discretion. As a result, Discretionary Repurchases may be offered at any amount, as determined by the Board, or not at all. The Fund may also elect to repurchase less than the full amount that a common shareholder requests to be repurchased. In addition, the Board may under certain circumstances elect to postpone, suspend or terminate an offer to repurchase Shares.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a common shareholder at any time prior to the day immediately preceding the one-year anniversary of the common shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a common shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

During the six months ended September 30, 2025, the Fund completed two repurchase offers. The results of those were as follows:

	Required Repurchase Offer	Discretionary Repurchase Offer
Commencement Date	April 24, 2025	July 25, 2025
Repurchase Request Deadline	May 16, 2025	August 18, 2025
Repurchase Pricing Date	May 30, 2025	August 29, 2025

Repurchase Pricing Date Net Asset Value – Class I	$50.79	$51.69
Repurchase Pricing Date Net Asset Value – Class II	$50.34	$51.20
Shares Repurchased – Class I	126,959	138,685
Shares Repurchased – Class II	22,440	27,419
Value of Shares Repurchased – Class I	$6,448,005	$7,168,256
Value of Shares Repurchased – Class II	$1,129,695	$1,403,920
Percentage of Shares Repurchased – Class I	0.81%	0.77%
Percentage of Shares Repurchased – Class II	2.68%	3.15%
Percentage of Shares Repurchased – Total Fund	0.91%	0.88%

9. Contingencies and Commitments

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. At September 30, 2025, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

The Fund’s unfunded commitments as of September 30, 2025 are as follows:

Private Investments	Fair Value	Unfunded Commitments
BRCE SPV I, LLC	$158,102	$36,789
CF24XB SCSp	4,401,181	5,693,151
Eagle Point Co-Invest II, LP	375,000	7,125,000
First Reserve Ascent Opportunities Feeder Fund, LP	4,054,554	901,371
Global Infrastructure Partners III-A/B, LP	2,673,626	868,342
Graphite Capital Partners VIII D, LP	2,782,931	607,092
Ion Pacific Stonecutter III (Cayman), LP	3,993,263	1,970,154
Ion Pacific Succession SCSp	4,804,040	1,682,908
Overbay 2025 Fund (International), LP	9,030,000	3,000,000
PBN II-A Equity Holdings, LP	333,932	666,068
Pinegrove Opportunity Partners I, LP	5,340,420	5,488,800
Soundcore Capital Partners Fund III-A	2,672,271	3,327,729
Tracer Investors Co-Invest, LP	9,600,000	400,000
Triton Fund 6 SCSp	715,478	8,827,806
Vistria Agua CV, LP	20,544,538	2,712,350
Investments valued at the Fund’s pro rata NAV as a practical expedient[1]	648,441,820	100,197,705
	$719,921,156	$143,505,265

1        See Note 3 for investments valued at NAV as a practical expedient.

10. Federal Tax Information

At September 30, 2025, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$810,492,122

Gross unrealized appreciation	$234,152,980
Gross unrealized depreciation	(27,517,422)
Net unrealized appreciation/(depreciation)	$206,635,558

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

11. Indemnifications

The Fund indemnifies the Fund’s officers and Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12. Other Derivative Information

The average quarterly notional value of forward foreign currency contracts as of September 30, 2025 was $40,314,667. The notional value outstanding as of September 30, 2025 was $46,976,000.

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

The effects of forward foreign currency contracts on the Fund’s financial positions and financial performance are reflected in the Consolidated Statement of Assets and Liabilities (“SAL”) and Consolidated Statement of Operations (“SOP”). The Fund engaged in forward foreign currency contracts during the six months ended September 30, 2025. $201,596 of unrealized depreciation on forward currency contracts listed in the liabilities section of the SAL is subject to forward foreign exchange contract risk. $2,586,500 in net realized loss on forward foreign currency contracts and $201,596 in the change in unrealized depreciation on forward foreign currency contract as listed in the SOP are each subject to forward foreign exchange contract risk.

Offsetting of Assets and Liabilities — Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of September 30, 2025, no master netting arrangements exist related to the Fund. The Fund’s SAL presents derivative instruments on a gross basis; therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets	Derivative (Liabilities)		Collateral Pledged
Counterparty	Forward Foreign Exchange Contracts	Forward Foreign Exchange Contracts	Net Derivative Assets (Liabilities)	Financial Instruments	Cash	Net Amount
Bannockburn Global Forex, LLC	$—	$(61,526)	$(61,526)	$—	$—	$(61,526)

13. Revolving Credit Facility

On November 4, 2024, BRC UMB, LLC, as borrower, entered into a Credit Agreement (“UMB Facility”) with UMB Bank, n.a., a national banking association, as lender. The Fund, as guarantor, also entered into a Guaranty for the benefit of UMB Bank, n.a. Separately, as of the same date, Thunder I, LLC, as borrower, the Fund, as guarantor entered into a Credit Agreement with BOK, NA dba BOK Financial, a national banking association, as lender (“BOKF Facility” and together with the UMB Facility, the “Facilities”). Both Facilities are secured by the assets of the applicable borrower, but not by the assets of the Fund as guarantor. The UMB Facility provides for borrowings on a committed basis in an aggregate principal amount up to $30,000,000. Interest on outstanding principal will be paid at a per annum rate equal to the rate most recently announced by UMB Bank, n.a., as its prime rate, minus 0.25%, subject to a minimum interest rate floor of 3.50%. The BOKF Facility provides for borrowings on a committed basis in an aggregate principal amount of up to $20,000,000. Interest on outstanding principal through the BOKF Facility are categorized as either base rate loans (“Base Rate Loans”) or secured overnight financing rate (“SOFR”) loans (“SOFR Loans”). Base Rate Loans will be charged interest per annum equal to the highest of a) the rate most recently announced by BOK, NA dba BOK financial as its prime rate prime rate, b) the Federal Funds Rate plus 0.05%, or c) the daily simple SOFR rate plus 1,00%; plus 0.75%. SOFR loans will be charged interest per annum equal to the daily simple SOFR rate plus 1.75%. The Facilities expired on the initial termination date of November 4, 2025. During the six months ended September 30, 2025, there were no borrowings and $251 in fees were incurred for the UMB Facility. During the six months ended September 30, 2025, there were no borrowings and $71,547 in fees were incurred for the BOK Facility.

14. Risk Factors

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Private Equity Risk — There are inherent risks in investing in private equity companies, which are vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that private equity investors, like the Fund, may not be able to make a fully informed investment decision.

Private Credit Risk — Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Semi-Liquid Investment Risk — Semi-liquid investments do not offer investors full liquidity (i.e. such investments typically only offer monthly or quarterly liquidity).

General Economic and Market Conditions — The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade policies, treaties and tariffs, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund or and a Portfolio Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s or a Portfolio Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund or a Portfolio Fund could be significantly impacted.

As a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s or a Portfolio Fund’s performance.

Additionally, climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for a State or municipality include, among other things, wildfires, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years have demonstrated vulnerabilities in a State’s or municipality’s infrastructure to extreme weather events. Climate change risks, if they materialize, can adversely impact a State’s or municipality’s financial plan in current or future years. In addition, economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. The Fund cannot predict the effects of or likelihood of such events on the U.S. and world economies. The Fund could be materially impacted by such events which may, in turn, negatively affect the value and performance the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

Direct Investments Risk — The Fund may make direct investments on an opportunistic basis. There can be no assurance that the Fund will be given direct investment opportunities, or that any direct investment offered to the Fund would be appropriate or attractive to the Fund. Direct investments generally are more concentrated than investments in portfolio companies, which generally hold multiple portfolio companies. Due diligence will be conducted on direct investment opportunities; however, the Adviser or Investment Consultant may not have the ability to conduct the same level of due diligence applied to portfolio company investments. In addition, there may be limited opportunities to negotiate the terms of such direct investments. However, in instances where the terms of a direct investment are negotiable, such terms may be heavily negotiated and may incur additional transactional costs for the Fund. As is typical in such matters, the Adviser or Investment Consultant, as applicable, generally will rely on the portfolio company manager or sponsor offering such direct investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the direct investment.

Secondary Investments Risk — The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a portfolio company interest as a secondary investment, the Fund will generally not have the ability to modify or amend such portfolio company’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Primary Fund Commitments Risk — The commitment to invest in newly created private equity funds, private credit funds, or other private funds, exposes the Fund to the risk of investing in funds with limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability to evaluate past performance or to validate the investment strategies will be limited.

Liquid Credit Instruments Risk — Investments in liquid credit instruments are subject to the risks associated with investments in high-yield credit. High-yield/high risk bonds, or “junk” bonds, are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poor’s, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Listed Private Equity Risk — Listed private equity companies are typically regulated vehicles listed on a public stock exchange that invest in private equity transactions or funds. Such vehicles may take the form of corporations, business development companies, unit trusts, publicly traded partnerships, or other structures, and may focus on mezzanine, infrastructure, buyout or venture capital investments. Listed private equity may also include investments in publicly listed companies in connection with a privately negotiated financing or an attempt to exercise significant influence on the subject of the investment. Listed private equity investments usually have an indefinite duration. Listed private equity occupies a small portion of the public equity universe, including only a few professional investors who focus on and actively trade such vehicles. As a result, relatively little market research is performed on listed private equity companies, only limited public data may be available regarding these vehicles and their underlying investments, and market pricing may significantly deviate from published net asset value. This can result in market inefficiencies and may offer opportunities to specialists that can value the underlying private equity investments. Listed private equity vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private equity funds, in which capital is subject to lengthy holding periods. Accordingly, listed private equity transactions are significantly easier to execute than other types of private equity investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Exchange-Traded Funds Risk — The Fund may invest in long (or short) positions in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

Money Market Funds Risk — An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. It is possible that such a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund’s portfolio per share is more or less than $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares — The Fund has been organized as a diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting semi-annual repurchase offers and periodic repurchase offers made at the sole discretion of the Board, a Common Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. Furthermore, discretionary repurchases are made at the discretion of the Board and therefore, may not occur. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made semi-annually by the Fund, as well as periodically at the sole discretion of the Board. Shares are considerably less liquid than Shares of funds that trade on a stock exchange or Shares of open-end registered investment companies and are therefore, suitable only for investors who can bear the risks associated with illiquid shares and should be viewed as a long-term investment.

Valuation Risk — Under the 1940 Act, the Fund is required to carry Fund Investments at market value or, if there is no readily available market value, at fair value as determined by the Fund’s Valuation Designee, in accordance with the Fund’s valuation policy, which has been approved by the Board and is consistent with the Adviser’s Valuation Policy. There is not a public market or active secondary market for many of the securities of the privately-held companies in which the Fund intends to invest. Rather, many of the Fund Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund values these securities at fair value as determined in good faith by the Adviser, as Valuation Designee, in accordance with the Valuation Procedures.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective. The Fund values these securities at fair value determined in good faith by the Valuation Designee in accordance with the Valuation Procedures. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund Investments.

Capital Call Risk — The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the underlying fund. If the Fund defaults on its commitment to an underlying fund or fails to satisfy capital calls to an underlying fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the underlying fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Fund to pursue its investment strategy, (ii) force the Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Fund Investments (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

Currency Risk — Although the Fund intends to invest predominantly in the United States, the Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Foreign Investments and Emerging Markets Risk — The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.

Derivatives and Hedging — The Fund may invest and trade in a variety of derivative instruments to hedge the Fund’s primary Fund Investments, including options, swaps, futures contracts, forward agreements and other derivatives contracts. Derivatives are financial instruments or arrangements in which the risk and return are related to changes in the value of other assets, reference rates or indices. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Adviser could present significant risks, including the risk of losses in excess of the amounts invested. The Fund’s ability to avoid risk through investment or trading in derivatives will depend on the ability to anticipate changes in the underlying assets, reference rates or indices.

LIBOR Discontinuation Risk — Most London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. As of September 30, 2024, the UK FCA has confirmed that all publications of LIBOR, including all synthetic publications of the 1-, 3-, and 6-month U.S. dollar LIBOR settings, have ceased. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. Instruments in which the Fund invests historically paid interest at floating rates based on LIBOR or were subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests also historically obtained financing at floating rates based on LIBOR. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or a Portfolio Fund’s performance or NAV.

SOFR Risk — SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repurchase data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR,

Bow River Capital Evergreen Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2025 (UNAUDITED)

during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Large Shareholder Risk — From time to time, and at present, a significant percentage of the Fund’s shares may be owned or controlled by one or more large shareholders, including shareholders that are affiliated with either the Fund, the Adviser, or both. Accordingly, in these instances, the Fund is subject to increased risks related to potential large-scale outflows as the result of participation in fund repurchase offers by these significant shareholders. Although the Fund’s structure mitigates this risk by only providing liquidity through Required Repurchases and Discretionary Repurchases, transactions to accommodate outflows associated with repurchase participation by these large shareholders could cause the fund to sell portfolio investments at inopportune times, potentially negatively affecting the Fund’s net asset value and performance. In the case of investments by affiliates of the Fund or Adviser, conflicts of interest may exist, including the possibility that the Fund will be able to attract more assets from third-party investors because of the affiliate’s investment, thereby growing the Fund and increasing the management fees received by the Adviser.

15. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, no persons or entities own, either directly or indirectly, more than 25% of the outstanding shares of Class I or Class II.

16. Subsequent Events

Effective October 1, 2025 there were subscriptions to Class I Shares in the amount of $30,774,000 and $436,552 to Class II Shares. Effective November 1, 2025 there were subscriptions to Class I Shares in the amount of $19,484,044 and $592,150 to Class II Shares.

The Fund has evaluated subsequent events through the date the financial statements were issued and has determined that there were no other subsequent events that require disclosure in or adjustment to the financial statements.

Bow River Capital Evergreen Fund
ADDITIONAL INFORMATION SEPTEMBER 30, 2025 (UNAUDITED)

Proxy Voting Policy — A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-330-3350, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-330-3350, on the SEC’s website at www.sec.gov, or on the Fund’s website at www.bowriverevergreen.com.

Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-330-3350.

Bow River Capital Evergreen Fund
PRIVACY NOTICE

Bow River Capital Evergreen Fund (“we,” “us,” or the “Fund”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information. We want our investors and prospective investors to understand what information we collect and how we use it. “Nonpublic personal information” is defined as personally identifiable information about you. We do not sell your personal information, and we do not disclose it to anyone except as permitted or required by law or as described in this notice.

CONFIDENTIALITY & SECURITY

We take our responsibility to protect the privacy and confidentiality of investors’ and prospective investors’ information very seriously. We maintain appropriate physical, electronic, and procedural safeguards to guard nonpublic personal information. Our network is protected by firewall barriers, encryption techniques, and authentication procedures, among other safeguards, to maintain the security of your information. We provide this Privacy Notice to investors at the start of new relationships and annually after that. We continue to adhere to the practices described herein after investors’ accounts close. Furthermore, vendors with access to nonpublic personal information undergo an annual due diligence verification process to ensure their informational safeguards adhere to our strict standards.

WHY WE COLLECT YOUR INFORMATION

The Fund gathers information about our investors and their accounts to (1) know investors’ identities and thereby prevent unauthorized access to confidential information; (2) design and improve the products and services we offer to investors; and (3) comply with the laws and regulations that govern us.

HOW WE PROTECT YOUR INFORMATION

To fulfill our privacy commitment for prospective, current, and former investors, the Fund has safeguards in place to protect nonpublic personal information. Safeguards include, but are not limited to:

•      Policies and procedures to protect your nonpublic information and comply with federal and state regulations; and

•      Contractual agreements with third-party service providers to protect your nonpublic personal information.

INFORMATION WE COLLECT

The Fund is required by industry guidelines to obtain personal information about you in providing investment management services to you. We use this information to manage your account, direct your financial transactions, and provide you with valuable information about the assets we manage for you. We gather information from documents you provide to us, forms that you complete, and personal interviews. This information may include:

•      Your name, address, and social security number;

•      Proprietary information regarding your beneficiaries;

•      Information regarding your earned wages and other sources of income;

•      The composition and value of your managed portfolio;

•      Historical information we receive and maintain relating to transactions made on your behalf by the Fund, your custodian, or others;

•      Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom the Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

Bow River Capital Evergreen Fund
PRIVACY NOTICE (CONTINUED)

SHARING INFORMATION WITH NON-AFFILIATED THIRD PARTIES

We only disclose nonpublic investor information to non-affiliated third parties (e.g. investor’s custodian or broker) without prior investor consent when we believe it necessary to conduct our business or as required or permitted by law such as:

•      If you request or authorize the disclosure of the information;

•      To provide investor account services or account maintenance;

•      To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

•      To perform services for the Fund, or on its behalf, to maintain business operations and services;

•      To help us to prevent fraud;

•      With attorneys, accountants, and auditors of the Fund;

•      To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We do not sell your information and do not make any disclosure of investor nonpublic personal information to other companies who may want to sell their products or services to you.

OPT-OUT NOTICE

If, at any time in the future, it is necessary to disclose any investor personal information in a way that is inconsistent with this notice, the Fund will provide you with proper advanced notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law.

If you have any questions about this Privacy Notice, please contact John Blue, Chief Compliance Officer of the Fund at jb@pineadvisorsolutions.com.

Adviser: Bow River Advisers, LLC 205 Detroit Street, Suite 800 Denver, CO 80206
Distributor: Foreside Financial Services, LLC 3 Canal Plaza #100 Portland, ME 04101

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable for closed-end management investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable for closed-end management investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for closed-end management investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable for closed-end management investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports.

(b)	As of July 31, 2025, Mike Trihy is no longer a Portfolio Manager of the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a) (1)	Code of ethics. Not applicable to semi-annual reports.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a) (3)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a) (5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bow River Capital Evergreen Fund

/s/ Jeremy Held
By: Jeremy Held
Trustee, President and Chief Executive Officer
(Principal Executive Officer) December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Jeremy Held
By: Jeremy Held
Trustee, President and Chief Executive Officer
(Principal Executive Officer) December 5, 2025

/s/ Derek Mullins
By: Derek Mullins
Treasurer and Chief Financial Officer
(Principal Financial Officer) December 5, 2025